Class A Shares | Citi Market Pilot 2020 Fund
CITI MARKET PILOT 2020 FUND
INVESTMENT OBJECTIVE
The Citi Market Pilot 2020 Fund (the "Fund") seeks performance results that, before fees and expenses, approximate the performance of the Citi Market Pilot 2020 Index.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in A Shares of the Citi Funds (A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase). More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 52 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Class A Shares Citi Market Pilot 2020 Fund A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Class A Shares Citi Market Pilot 2020 Fund A Shares
Management Fees		0.85%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		2.22%
Less Fee Reductions and/or Expense Reimbursements		(0.62%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	1.60%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Citigroup First Investment Management Americas LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Shares (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's average daily net assets until May 24, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Fund may pay the Adviser the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap so that the Adviser may recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 24, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Class A Shares Citi Market Pilot 2020 Fund A Shares	605	1,042

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These are additional expenses paid directly by the Fund that vary based on the Fund's transaction activity. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund may have higher turnover than other funds; see Principal Risks: Portfolio Turnover Risk below.

PRINCIPAL INVESTMENT STRATEGIES

Citigroup First Investment Management Americas LLC (the "Adviser"), the Fund's adviser, selects the Fund's investments with the goal that the Fund's performance results, before fees and expenses, will approximate the performance of the Citi Market Pilot 2020 Index (the "Index"), a new, proprietary index sponsored and maintained by Citigroup Global Markets Limited (the "Index Sponsor"), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2020 ("target year").

Because the Fund's goal is to attain performance results, before fees and expenses, that approximate the performance of the Index, the Adviser, on behalf of the Fund, does not engage in traditional active investment management, which would involve buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser allocates the Fund securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weightings that they have within the Index, as allocated at such time. The Adviser generally seeks to track the performance of the Index by investing in securities and other financial instruments that are components of the Index or in other financial instruments that the Adviser believes are comparable to the Index components.

The Adviser expects to invest in exchange-traded funds ("ETFs") or similar products, investments underlying these products, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. Whenever the Index is rebalanced, the Adviser will generally seek to invest the Fund's portfolio to reflect the Index components after rebalancing. When the Index is allocated 100% to 90-day U.S. Treasury bills, the Adviser will generally seek to invest the Fund's portfolio 100% in U.S. dollar cash and cash equivalents.

INDEX OVERVIEW

The Index measures the performance of a basket of components, which will from time to time include some or all of the equities, commodities, fixed income and inflation components described below. The Index components are rebalanced monthly based on a proprietary methodology that selects the combination of Index components that has the highest expected return while keeping its expected volatility equal to or below a pre-determined level of expected volatility and applying other risk-mitigating rules, each as described below.

The Index methodology seeks to mitigate risk by limiting expected volatility at each monthly rebalancing and through the other risk-mitigating features described below. Since the Fund seeks to approximate the performance of the Index, the Fund differs from the approach of target date funds that seek to limit investment risk by periodically adjusting their portfolios according to a fixed asset allocation schedule or glide path.

Volatility is one of the most commonly used measurements of risk of an index or its components; the greater the volatility, the greater the fluctuation in returns (positive or negative) and the greater the potential for larger gains or losses. The Index is based on the assumption that investors are willing to accept more volatility risk when they have a longer investment horizon (corresponding to a longer period remaining to the target year) in order to improve potential returns and are willing to accept less volatility risk as their investment horizon becomes shorter (corresponding to a shorter period remaining to the target year). Since it is impossible to know in advance what actual volatility or actual returns will be, the Index methodology uses historical data to estimate the future volatility and future return for various potential Index weightings at each monthly rebalancing. These estimates are calculated using the weighted historical return of the Index components (with a greater emphasis on more recent returns) and the historical relationships between those weighted historical returns. The terms "expected volatility" and "expected return" are used throughout this Prospectus to refer to the estimates of future volatility and future return that are used to rebalance the Index each month.

The Index determines a new component allocation each month subject to the requirement that the expected volatility of the allocation must be equal to or lower than a specified level that declines over time as the target year approaches. This declining maximum permitted level of expected volatility is referred to in this Prospectus as the "volatility glide path." Unlike a fixed asset allocation glide path where the allocation is specified by the glide path, the volatility glide path is just one factor in the determination of the Index allocation. The expected volatility for the Index at any rebalancing cannot exceed, but may be lower than, the volatility glide path. More importantly, as described below under Principal Risk Factors, the volatility glide path does not predict the actual volatility that will be realized by the Index. These volatility levels could vary significantly from the levels in the volatility glide path.

The Index includes other features that are designed to mitigate risk. At each monthly rebalancing, Index allocations are subject to a maximum percentage for equities (80%), emerging market equities (40%) and commodities (20%). If the highest expected return on a monthly rebalancing is less than or equal to the prevailing 90-day U.S. Treasury bill rate, the Index is instead rebalanced in full to 90-day U.S. Treasury bills. In addition, the Index is rebalanced in full to 90-day U.S. Treasury bills until the next monthly rebalancing date if there has been a decline in the Index level, as of the end of any business day, of 8% or more as compared to the Index level 21 business days earlier. Even with this rebalancing mechanism, the Index could decline by more than 8%. See Principal Risks: Index Methodology Risk.

INDEX COMPONENTS

The components of the Index include seven market components as well as a 90-day U.S. Treasury bill component, although the Index will not necessarily be exposed to all its components at any time. The market components of the Index are (a) ETFs or similar products based on indexes of equity securities, fixed income securities, inflation linked securities and commodities and (b) a U.S. Treasury index. The indexes on which the ETFs are based include securities issued by both U.S. and foreign issuers, including emerging market issuers.

The Index components and the market sectors they are intended to represent are:

INDEX COMPONENT	MARKET SECTOR

(1) SPDR S&P 500 ETF Trust	U.S. equities

(2) Vanguard MSCI EAFE ETF	Developed Markets equity

(3) Vanguard MSCI Emerging Markets ETF	Emerging Markets equity

(4) iShares Barclays US Treasury Inflation Protected Securities Fund ETF	Inflation Linked U.S. Treasuries ("TIPS")

(5) iShares Barclays Aggregate Bond Fund ETF	U.S. Fixed Income

(6)PowerShares DB Commodity Index Tracking Fund	Commodities

(7) Citigroup US Treasury Index	U.S. Treasuries

(8) 90-day U.S. Treasury bills

The first seven of these components are the "Market Components" of the Index. The 90-day U.S. Treasury bill component is the "Defensive Component."

MONTHLY INDEX REBALANCING

The Index uses a proprietary rules-based methodology to rebalance the weightings of the Index components each month according to a multi-step process:

STEP 1: The first step involves a statistical assessment of expected returns and expected volatility using the historical performance of the Market Components and the relationship among those historical returns. This statistical assessment is based on approximately one year of historical weighted average returns, with substantially greater emphasis given to more recent data.

STEP 2: A proprietary optimization algorithm is then applied to find percentage weights for each Market Component (subject to maximums of 80% for all equity components, 40% for emerging markets equities, 20% for commodities and 100% for all other Market Components) so that the expected return of the allocation is as high as possible without its expected volatility exceeding the current level specified in the volatility glide path.

STEP 3: If the expected return of the allocation arrived at by Step 2 is greater than the current 90-day U.S. Treasury bill rate, then the Index rebalances to those allocations. If not, the Index is allocated 100% to the Defensive Component.

ADDITIONAL REBALANCING TO DEFENSIVE COMPONENT

In addition to the regular monthly rebalancing described above, at the end of each business day the Index methodology compares the Index level with the Index level as calculated 21 business days earlier. If the current Index level is lower than the Index level 21 business days earlier by 8% or more, then the Index is re-allocated 100% to the Defensive Component until the next monthly rebalancing date.

THE VOLATILITY GLIDE PATH

The volatility glide path below shows the maximum permitted level of expected volatility that may be used in determining the Index allocation on each monthly rebalancing date. To put these volatility figures in context, since early 1989, the average 30-day volatility of U.S. equity as demonstrated by the S&P Total Return Index was approximately 15.8% while U.S. bond volatility as demonstrated by the Barclays US Aggregate Total Return Value Unhedged U.S. Dollar Index averaged approximately 3.8% (Source Bloomberg: Period February 8, 1989 -- March 31, 2013). However, the short-term volatility of these asset classes--and all asset classes--can fluctuate significantly. The effect of the volatility glide path will generally be to decrease the weighting of Index components with higher recent volatility and to increase the weighting of Index components with lower recent volatility as the target year approaches.

The volatility glide path begins at a higher level consistent with greater potential fluctuation in returns and becomes more conservative as the target year approaches. The lowest level on the volatility glide path is reached at the beginning of the target year. Thereafter, the expected volatility level continues at the same level and the Index components continue to be rebalanced using the multi-step process described above.

As noted above, the expected volatility of the component allocation determined for the Index on a monthly rebalancing date will not be greater, but may be lower, than the level shown in the volatility glide path for that month. In addition, because the expected volatility of the Index is determined using historical data, the volatility glide path does not predict the actual future volatility of the Index.

VOLATILITY GLIDE PATH* FOR CITI MARKET PILOT 2020 INDEX

CITI MARKET PILOT
JANUARY 1,	2020 TOTAL RETURN INDEX

2013	11.02%

2014	10.20%

2015	9.30%

2016	8.29%

2017	7.15%

2018	5.88%

2019	4.44%

2020	2.80%

* The volatility glide path represents the maximum permitted level of "expected volatility" for the Index allocation on each monthly rebalancing date during the period shown above. Expected volatility is an estimate of future Index volatility calculated by the Index methodology based on the weighted average historical returns of the Index components and the historical relationship between those returns. The expected volatility of the Index allocation at any rebalancing date will not exceed, but may be less than, the volatility glide path. The volatility glide path does not predict the actual volatility that will be realized by the Index, which may vary significantly from the volatility glide path.

The volatility glide path was developed by the Index Sponsor based on a statistical analysis of market data for the 5-year period ended January 1, 2007, the initial date for calculation of the Index (the "Calculation Start Date"), and has not been and will not be revised to take into account subsequent developments.

INDEX PUBLICATION

The Index is published on Bloomberg under the ticker CIISMP20. The Index Sponsor has appointed Standard & Poor's Financial Services LLC (the "Index Calculation Agent") to be responsible for calculation of the Index level at the end of each business day and publication of the Index level on each business day.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INDEX FUND RISK -- Because the Fund seeks to approximately track the Index, the Fund may purchase, hold and sell investments at times when a traditional actively managed fund would not do so. The Adviser, on behalf of the Fund, will not engage in buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser causes the Fund to invest in securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weighting that they have within the Index. As a result, the Fund could miss attractive investment opportunities by being underweighted in markets that subsequently experience significant returns and could lose value by being overweighted in markets that subsequently experience significant declines, and may underperform other investment strategies.

INDEX TRACKING RISK --The Fund may not track, and its performance may vary substantially from, that of the Index for any period of time. The fact that the Index does not incur trading costs and does not reflect deduction of fees can be expected to increase tracking variance. The Adviser generally expects the Fund to invest in securities and other financial instruments that are components of the Index, investments underlying Index components, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. However, regulatory constraints, tax considerations or operational factors may result in the exposure of the Fund varying from that of the Index. In addition, where the Adviser deems it appropriate for anticipated liquidity needs, the Adviser may increase the Fund's investments in cash equivalents. The Fund's assets may be substantially allocated to cash equivalents until Fund assets reach sufficient size to be deployed in a manner that provides exposure similar to the Index. Whenever the Index is rebalanced, it may take the Adviser a period of time to purchase and sell securities and other financial instruments to reflect the rebalanced Index, and the Fund's exposure would vary from that of the Index during the rebalancing process. The fact that the holdings of the Fund may not precisely match the components of the Index can be expected to increase tracking variance.

INDEX METHODOLOGY RISK -- The Index methodology determines the expected return and expected volatility of Index components using historical return and historical volatility, which may not be accurate indicators of future results. In addition, the Index is not rebalanced in response to changes in volatility of Index components during the period between monthly rebalancing dates. A sudden change in volatility of one or more Index components may therefore cause the actual volatility of the Index to substantially exceed (or to be substantially less than) the historical volatility levels used by the allocation methodology and also to substantially exceed (or to be substantially less than) the volatility glide path at any time, both because there is a time lag inherent in the formulas by which expected volatility is determined and because the Index is rebalanced using the volatility glide path only once each month. The Index methodology will therefore not eliminate the risk that actual Volatility could result in declines in the Index or losses in the Fund.

Application of the volatility glide path and other risk-mitigating features of the Index methodology at each monthly rebalancing may have the effect of limiting potential increases in the Index or gains for the Fund. In addition, the methodology seeks to provide protection in certain falling markets by temporarily reallocating to 90-day U.S. Treasury bills until the next monthly rebalancing, which may result in lower performance in rising markets.

Like all mathematical models, the models used to develop the volatility glide path and to reallocate the Index components at each monthly rebalancing are based on assumptions that may not reflect actual market conditions. For example, the models assume normal distribution of possible future Index returns following each Index rebalancing, but in reality potential losses may differ in frequency and degree as compared with potential gains. Similarly, the volatility glide path and the monthly reallocation process use a measure of volatility based on the relationship of weighted average historical returns of the Market Components over a period of approximately one year. This is one of many possible ways of calculating volatility. An alternative index based on a different measure of volatility might perform better than the Index.

The volatility glide path was determined by the Index Sponsor based on market conditions during the five years preceding the Calculation Start Date, does not reflect changes in market conditions since the Calculation Start Date and will not reflect any future changes in market conditions. The volatility glide path was set as of the Calculation Start Date and will not be adjusted to take into account performance of the Index after the Calculation Start Date. The volatility glide path is based on statistical probability, which does not exclude the possibility that the Index will decline from the Calculation Start Date to the target year. Due to these limitations, the Index, and therefore the Fund, may underperform or decline in value even if the actual volatility of the Index remains within the volatility glide path at all times from the date of an investment in the Fund until the target year. If the volatility glide path is too high, there may be an increased risk of a decline in the Index prior to the target year. If the volatility glide path is too low, the risk that the Index will underperform other investment strategies may increase. In addition, the Fund could realize losses greater than the Index losses due to time delay in applying the Index methodology or tracking error.

The Index methodology seeks to provide protection in certain falling markets by temporarily reallocating to the Defensive Component until the next monthly rebalancing date if, as of the end of any business day, the Index level decreases by 8% or more compared to the Index level 21 business days earlier. Notwithstanding this mechanism, the resulting decline in the Index may exceed 8% because the Index level is determined at the end of each Index business day and therefore will not limit exposure to intraday declines and also because the Index rebalancing will not occur until the next business day.

The Index methodology also reallocates to the Defensive Component on a monthly rebalancing date if the highest expected return at or below the volatility glide path is not greater than a hurdle rate equal to the 90-day U.S. Treasury bill rate of return. There is no assurance that the hurdle rate will be attained.

ALGORITHM RISK -- Systems and related risks are associated with the development and implementation of the algorithmic-based Index and the Adviser's trading strategies designed to track the Index. The accuracy of the results of the application of the algorithmic models is dependent on a variety of factors, such as the integrity of the data put into the models, the analytical and mathematical bases of the models, their accurate incorporation into computations including software code, and appropriate implementation of the models' results in constructing the Fund's portfolio.

CONCENTRATION RISK -- Because the Index is rebalanced on each monthly rebalancing date, and may be rebalanced intra-month due to a special rebalancing, the allocation of the Index to any specific asset class may vary substantially over time. This may result in concentrated allocations to one or more asset classes (subject to any applicable maximums) and low or zero allocations to others. If the Index becomes concentrated in a limited number of components, the Index may decline significantly if those components decline in value. The Fund may have a high allocation to equities at any time. This could result in increased risk of loss as compared to other target date funds, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

PORTFOLIO TURNOVER RISK -- The Index is rebalanced monthly and may rebalance more frequently due to special rebalancing. The Fund is expected to engage in frequent and active trading of portfolio securities or other financial instruments in attempting to track the Index. A high turnover rate often involves higher expenses, including brokerage commissions, which will be borne directly by the Fund. This may have an adverse impact on performance and may increase the amount of capital gains (in particular, short term gains) realized by the Fund that are required to be distributed by the Fund to shareholders. Shareholders may incur additional tax liability as a result of such distributions.

TARGET YEAR RISK -- The Fund's target year serves as a general guide to the relative market risk of the Fund, and an investor's decision to invest in the Fund, given its target year and market risk exposure, depends upon individual risk tolerance, among other factors. Investors should consider individually whether the Fund's investment goals are aligned with their own. The Fund's goals may not align with the goals of an investor who seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. An investor may experience losses, at any time, including near, at or after the Fund's target year. In addition, there is no guarantee that an investor's investment in the Fund will provide any income, including income at or through the years following the Fund's target year in amounts adequate to meet the investor's goals or retirement needs. An investor should conduct a periodic review and assessment of the Fund's performance and continuing fit with the investor's objectives and changing life situation.

NO FUND OPERATING HISTORY/NEW INDEX RISK -- As of the date of this prospectus, the Fund has not commenced operations and as such has no prior operating history by which an investor can evaluate performance. In addition, the Fund seeks to approximate the results of the Index, which is a newly created index. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance.

 OTHER INVESTMENT RISKS -- The Fund will be exposed to investment risks that are characteristic of the types of asset in which it may invest.

INVESTMENTS IN ETFS AND OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in ETFs or other investment companies, such as closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such investment companies. The Fund may invest in exchange-traded products that are similar to ETFs, but that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"), including publicly traded partnerships that are treated as partnerships for federal income tax purposes. These exchange-traded products typically hold commodities, such as gold or oil, currency or other property that is itself not a security. With investments in ETFs, other investment companies and similar exchange-traded products, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the ETFs or other investment companies or exchange-traded products in addition to bearing the Fund's own direct fees and expenses.

EQUITY RISK -- Since the Fund invests in equity securities directly or indirectly, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

FOREIGN COMPANY AND CURRENCY RISK; EMERGING MARKET SECURITIES RISK -- Investing in foreign companies directly or indirectly poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. Investments in emerging markets securities involve not only the risks with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

LARGE COMPANY RISK -- The Fund may invest in larger companies directly or indirectly. As compared to successful smaller companies, larger companies may have slower rates of growth and may respond more slowly to certain market developments.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest directly or indirectly may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies.

FIXED INCOME SECURITIES RISK -- Fixed income securities are subject to interest rate, credit and liquidity risks. Changes in interest rates are an important risk that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. Credit risk is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default. Liquidity risk is the risk that there may be few available buyers for a security. Although fixed income securities generally have been less volatile over time than equities and commodities, if a period of low volatility is followed by a sudden increase in volatility close to the target date, this could result in increased risk of loss.

INFLATION-INDEXED SECURITY RISK -- Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities ("TIPS"), tends to decrease when real interest rates increase and can increase when real interest rates decrease.

COMMODITY RISK -- Exposure to the commodities markets, directly or indirectly, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. The Fund may have greater exposure to commodities relative to other target date funds. This could result in increased risk of loss, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

DERIVATIVES RISK -- The Fund expects to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Fund does not intend to invest on a leveraged basis and intends to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

The Fund may enter into futures contracts and total return swaps. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Total return swaps are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets.

TAX RISK -- The Fund intends to satisfy tax requirements applicable to regulated investment companies each year, including a qualifying income requirement, so that the Fund will not be liable for U.S. federal income tax on the income and capital gains that it timely distributes to shareholders each year. There is a risk, however, that certain of the investments of the Fund may from time to time generate income that does not constitute qualifying income to the Fund. The Fund intends to monitor the income from such investments in order to be able to satisfy such qualifying income requirement. However, if the Fund's non-qualifying income should exceed 10% of the Fund's gross income for a taxable year, in the absence of relief from the Internal Revenue Service ("IRS"), the Fund would become liable for a corporate level federal income tax on its taxable income and gains, regardless of whether such income and gains are distributed to shareholders. If such an event should occur, the Fund generally would expect to seek relief from such tax from the IRS in exchange for the payment of a smaller penalty tax pursuant to a new statutory relief provision in the Internal Revenue Code. However, the Fund cannot give any assurance that the IRS will grant such relief.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Class A Shares | Citi Market Pilot 2030 Fund
CITI MARKET PILOT 2030 FUND
INVESTMENT OBJECTIVE
The Citi Market Pilot 2030 Fund (the "Fund") seeks performance results that, before fees and expenses, approximate the performance of the Citi Market Pilot 2030 Index.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in A Shares of the Citi Funds (A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase). More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 52 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Class A Shares Citi Market Pilot 2030 Fund A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Class A Shares Citi Market Pilot 2030 Fund A Shares
Management Fees		0.85%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		2.22%
Less Fee Reductions and/or Expense Reimbursements		(0.62%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	1.60%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Citigroup First Investment Management Americas LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Shares (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's average daily net assets until May 24, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Fund may pay the Adviser the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap so that the Adviser may recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 24, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Class A Shares Citi Market Pilot 2030 Fund A Shares	605	1,042

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These are additional expenses paid directly by the Fund that vary based on the Fund's transaction activity. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund may have higher turnover than other funds; see Principal Risks: Portfolio Turnover Risk below.

PRINCIPAL INVESTMENT STRATEGIES

Citigroup First Investment Management Americas LLC (the "Adviser"), the Fund's adviser, selects the Fund's investments with the goal that the Fund's performance results, before fees and expenses, will approximate the performance of the Citi Market Pilot 2030 Index (the "Index"), a new, proprietary index sponsored and maintained by Citigroup Global Markets Limited (the "Index Sponsor"), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2030 ("target year").

Because the Fund's goal is to attain performance results, before fees and expenses, that approximate the performance of the Index, the Adviser, on behalf of the Fund, does not engage in traditional active investment management, which would involve buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser allocates the Fund securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weightings that they have within the Index, as allocated at such time. The Adviser generally seeks to track the performance of the Index by investing in securities and other financial instruments that are components of the Index or in other financial instruments that the Adviser believes are comparable to the Index components.

The Adviser expects to invest in exchange-traded funds ("ETFs") or similar products, investments underlying these products, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. Whenever the Index is rebalanced, the Adviser will generally seek to invest the Fund's portfolio to reflect the Index components after rebalancing. When the Index is allocated 100% to 90-day U.S. Treasury bills, the Adviser will generally seek to invest the Fund's portfolio 100% in U.S. dollar cash and cash equivalents.

INDEX OVERVIEW

The Index measures the performance of a basket of components, which will from time to time include some or all of the equities, commodities, fixed income and inflation components described below. The Index components are rebalanced monthly based on a proprietary methodology that selects the combination of Index components that has the highest expected return while keeping its expected volatility equal to or below a pre-determined level of expected volatility and applying other risk-mitigating rules, each as described below.

The Index methodology seeks to mitigate risk by limiting expected volatility at each monthly rebalancing and through the other risk-mitigating features described below. Since the Fund seeks to approximate the performance of the Index, the Fund differs from the approach of target date funds that seek to limit investment risk by periodically adjusting their portfolios according to a fixed asset allocation schedule or glide path.

Volatility is one of the most commonly used measurements of risk of an index or its components; the greater the volatility, the greater the fluctuation in returns (positive or negative) and the greater the potential for larger gains or losses. The Index is based on the assumption that investors are willing to accept more volatility risk when they have a longer investment horizon (corresponding to a longer period remaining to the target year) in order to improve potential returns and are willing to accept less volatility risk as their investment horizon becomes shorter (corresponding to a shorter period remaining to the target year). Since it is impossible to know in advance what actual volatility or actual returns will be, the Index methodology uses historical data to estimate the future volatility and future return for various potential Index weightings at each monthly rebalancing. These estimates are calculated using the weighted historical return of the Index components (with a greater emphasis on more recent returns) and the historical relationships between those weighted historical returns. The terms "expected volatility" and "expected return" are used throughout this Prospectus to refer to the estimates of future volatility and future return that are used to rebalance the Index each month.

The Index determines a new component allocation each month subject to the requirement that the expected volatility of the allocation must be equal to or lower than a specified level that declines over time as the target year approaches. This declining maximum permitted level of expected volatility is referred to in this Prospectus as the "volatility glide path." Unlike a fixed asset allocation glide path where the allocation is specified by the glide path, the volatility glide path is just one factor in the determination of the Index allocation. The expected volatility for the Index at any rebalancing cannot exceed, but may be lower than, the volatility glide path. More importantly, as described below under Principal Risk Factors, the volatility glide path does not predict the actual volatility that will be realized by the Index. These volatility levels could vary significantly from the levels in the volatility glide path.

The Index includes other features that are designed to mitigate risk. At each monthly rebalancing, Index allocations are subject to a maximum percentage for equities (80%), emerging market equities (40%) and commodities (20%). If the highest expected return on a monthly rebalancing is less than or equal to the prevailing 90-day U.S. Treasury bill rate, the Index is instead rebalanced in full to 90-day U.S. Treasury bills. In addition, the Index is rebalanced in full to 90-day U.S. Treasury bills until the next monthly rebalancing date if there has been a decline in the Index level, as of the end of any business day, of 8% or more as compared to the Index level 21 business days earlier. Even with this rebalancing mechanism, the Index could decline by more than 8%. See Principal Risks: Index Methodology Risk.

INDEX COMPONENTS

The components of the Index include seven market components as well as a 90-day U.S. Treasury bill component, although the Index will not necessarily be exposed to all its components at any time. The market components of the Index are (a) ETFs or similar products based on indexes of equity securities, fixed income securities, inflation linked securities and commodities and (b) a U.S. Treasury index. The indexes on which the ETFs are based include securities issued by both U.S. and foreign issuers, including emerging market issuers.

The Index components and the market sectors they are intended to represent are:

INDEX COMPONENT	MARKET SECTOR

(1) SPDR S&P 500 ETF Trust	U.S. equities

(2) Vanguard MSCI EAFE ETF	Developed Markets equity

(3) Vanguard MSCI Emerging Markets ETF	Emerging Markets equity

(4) iShares Barclays US Treasury Inflation Protected Securities Fund ETF	Inflation Linked U.S. Treasuries ("TIPS")

(5) iShares Barclays Aggregate Bond Fund ETF	U.S. Fixed Income

(6)PowerShares DB Commodity Index Tracking Fund	Commodities

(7) Citigroup US Treasury Index	U.S. Treasuries

(8) 90-day U.S. Treasury bills

The first seven of these components are the "Market Components" of the Index. The 90-day U.S. Treasury bill component is the "Defensive Component."

MONTHLY INDEX REBALANCING

The Index uses a proprietary rules-based methodology to rebalance the weightings of the Index components each month according to a multi-step process:

STEP 1: The first step involves a statistical assessment of expected returns and expected volatility using the historical performance of the Market Components and the relationship among those historical returns. This statistical assessment is based on approximately one year of historical weighted average returns, with substantially greater emphasis given to more recent data.

STEP 2: A proprietary optimization algorithm is then applied to find percentage weights for each Market Component (subject to maximums of 80% for all equity components, 40% for emerging markets equities, 20% for commodities and 100% for all other Market Components) so that the expected return of the allocation is as high as possible without its expected volatility exceeding the current level specified in the volatility glide path.

STEP 3: If the expected return of the allocation arrived at by Step 2 is greater than the current 90-day U.S. Treasury bill rate, then the Index rebalances to those allocations. If not, the Index is allocated 100% to the Defensive Component.

ADDITIONAL REBALANCING TO DEFENSIVE COMPONENT

In addition to the regular monthly rebalancing described above, at the end of each business day the Index methodology compares the Index level with the Index level as calculated 21 business days earlier. If the current Index level is lower than the Index level 21 business days earlier by 8% or more, then the Index is re-allocated 100% to the Defensive Component until the next monthly rebalancing date.

THE VOLATILITY GLIDE PATH

The volatility glide path below shows the maximum permitted level of expected volatility that may be used in determining the Index allocation on each monthly rebalancing date. To put these volatility figures in context, since early 1989, the average 30-day volatility of U.S. equity as demonstrated by the S&P Total Return Index was approximately 15.8% while U.S. bond volatility as demonstrated by the Barclays US Aggregate Total Return Value Unhedged U.S. Dollar Index averaged approximately 3.8% (Source Bloomberg: Period February 8, 1989 -- March 31, 2013). However, the short-term volatility of these asset classes--and all asset classes--can fluctuate significantly. The effect of the volatility glide path will generally be to decrease the weighting of Index components with higher recent volatility and to increase the weighting of Index components with lower recent volatility as the target year approaches.

The volatility glide path begins at a higher level consistent with greater potential fluctuation in returns and becomes more conservative as the target year approaches. The lowest level on the volatility glide path is reached at the beginning of the target year. Thereafter, the expected volatility level continues at the same level and the Index components continue to be rebalanced using the multi-step process described above.

As noted above, the expected volatility of the component allocation determined for the Index on a monthly rebalancing date will not be greater, but may be lower, than the level shown in the volatility glide path for that month. In addition, because the expected volatility of the Index is determined using historical data, the volatility glide path does not predict the actual future volatility of the Index.

VOLATILITY GLIDE PATH* FOR CITI MARKET PILOT 2030 INDEX

CITI MARKET PILOT
JANUARY 1,	2030 TOTAL RETURN INDEX

2013	16.34%

2014	16.01%

2015	15.60%

2016	15.19%

2017	14.72%

2018	14.21%

2019	13.67%

2020	13.08%

2021	12.44%

2022	11.76%

2023	11.02%

2024	10.20%

2025	9.30%

2026	8.29%

2027	7.15%

2028	5.88%

2029	4.44%

2030	2.80%

* The volatility glide path represents the maximum permitted level of "expected volatility" for the Index allocation on each monthly rebalancing date during the period shown above. Expected volatility is an estimate of future Index volatility calculated by the Index methodology based on the weighted average historical returns of the Index components and the historical relationship between those returns. The expected volatility of the Index allocation at any rebalancing date will not exceed, but may be less than, the volatility glide path. The volatility glide path does not predict the actual volatility that will be realized by the Index, which may vary significantly from the volatility glide path.

The volatility glide path was developed by the Index Sponsor based on a statistical analysis of market data for the 5-year period ended January 1, 2007, the initial date for calculation of the Index (the "Calculation Start Date"), and has not been and will not be revised to take into account subsequent developments.

INDEX PUBLICATION

The Index is published on Bloomberg under the ticker CIISMP30. The Index Sponsor has appointed Standard & Poor's Financial Services LLC (the "Index Calculation Agent") to be responsible for calculation of the Index level at the end of each business day and publication of the Index level on each business day.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INDEX FUND RISK -- Because the Fund seeks to approximately track the Index, the Fund may purchase, hold and sell investments at times when a traditional actively managed fund would not do so. The Adviser, on behalf of the Fund, will not engage in buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser causes the Fund to invest in securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weighting that they have within the Index. As a result, the Fund could miss attractive investment opportunities by being underweighted in markets that subsequently experience significant returns and could lose value by being overweighted in markets that subsequently experience significant declines, and may underperform other investment strategies.

INDEX TRACKING RISK --The Fund may not track, and its performance may vary substantially from, that of the Index for any period of time. The fact that the Index does not incur trading costs and does not reflect deduction of fees can be expected to increase tracking variance. The Adviser generally expects the Fund to invest in securities and other financial instruments that are components of the Index, investments underlying Index components, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. However, regulatory constraints, tax considerations or operational factors may result in the exposure of the Fund varying from that of the Index. In addition, where the Adviser deems it appropriate for anticipated liquidity needs, the Adviser may increase the Fund's investments in cash equivalents. The Fund's assets may be substantially allocated to cash equivalents until Fund assets reach sufficient size to be deployed in a manner that provides exposure similar to the Index. Whenever the Index is rebalanced, it may take the Adviser a period of time to purchase and sell securities and other financial instruments to reflect the rebalanced Index, and the Fund's exposure would vary from that of the Index during the rebalancing process. The fact that the holdings of the Fund may not precisely match the components of the Index can be expected to increase tracking variance.

INDEX METHODOLOGY RISK -- The Index methodology determines the expected return and expected volatility of Index components using historical return and historical volatility, which may not be accurate indicators of future results. In addition, the Index is not rebalanced in response to changes in volatility of Index components during the period between monthly rebalancing dates. A sudden change in volatility of one or more Index components may therefore cause the actual volatility of the Index to substantially exceed (or to be substantially less than) the historical volatility levels used by the allocation methodology and also to substantially exceed (or to be substantially less than) the volatility glide path at any time, both because there is a time lag inherent in the formulas by which expected volatility is determined and because the Index is rebalanced using the volatility glide path only once each month. The Index methodology will therefore not eliminate the risk that actual volatility could result in declines in the Index or losses in the Fund.

Application of the volatility glide path and other risk-mitigating features of the Index methodology at each monthly rebalancing may have the effect of limiting potential increases in the Index or gains for the Fund. In addition, the methodology seeks to provide protection in certain falling markets by temporarily reallocating to 90-day U.S. Treasury bills until the next monthly rebalancing, which may result in lower performance in rising markets.

Like all mathematical models, the models used to develop the volatility glide path and to reallocate the Index components at each monthly rebalancing are based on assumptions that may not reflect actual market conditions. For example, the models assume normal distribution of possible future Index returns following each Index rebalancing, but in reality potential losses may differ in frequency and degree as compared with potential gains. Similarly, the volatility glide path and the monthly reallocation process use a measure of volatility based on the relationship of weighted average historical returns of the Market Components over a period of approximately one year. This is one of many possible ways of calculating volatility. An alternative index based on a different measure of volatility might perform better than the Index.

The volatility glide path was determined by the Index Sponsor based on market conditions during the five years preceding the Calculation Start Date, does not reflect changes in market conditions since the Calculation Start Date and will not reflect any future changes in market conditions. The volatility glide path was set as of the Calculation Start Date and will not be adjusted to take into account performance of the Index after the Calculation Start Date. The volatility glide path is based on statistical probability, which does not exclude the possibility that the Index will decline from the Calculation Start Date to the target year. Due to these limitations, the Index, and therefore the Fund, may underperform or decline in value even if the actual volatility of the Index remains within the volatility glide path at all times from the date of an investment in the Fund until the target year. If the volatility glide path is too high, there may be an increased risk of a decline in the Index prior to the target year. If the volatility glide path is too low, the risk that the Index will underperform other investment strategies may increase. In addition, the Fund could realize losses greater than the Index losses due to time delay in applying the Index methodology or tracking error.

The Index methodology seeks to provide protection in certain falling markets by temporarily reallocating to the Defensive Component until the next monthly rebalancing date if, as of the end of any business day, the Index level decreases by 8% or more compared to the Index level 21 business days earlier. Notwithstanding this mechanism, the resulting decline in the Index may exceed 8% because the Index level is determined at the end of each Index business day and therefore will not limit exposure to intraday declines and also because the Index rebalancing will not occur until the next business day.

The Index methodology also reallocates to the Defensive Component on a monthly rebalancing date if the highest expected return at or below the volatility glide path is not greater than a hurdle rate equal to the 90-day U.S. Treasury bill rate of return. There is no assurance that the hurdle rate will be attained.

ALGORITHM RISK -- Systems and related risks are associated with the development and implementation of the algorithmic-based Index and the Adviser's trading strategies designed to track the Index. The accuracy of the results of the application of the algorithmic models is dependent on a variety of factors, such as the integrity of the data put into the models, the analytical and mathematical bases of the models, their accurate incorporation into computations including software code, and appropriate implementation of the models' results in constructing the Fund's portfolio.

CONCENTRATION RISK -- Because the Index is rebalanced on each monthly rebalancing date, and may be rebalanced intra-month due to a special rebalancing, the allocation of the Index to any specific asset class may vary substantially over time. This may result in concentrated allocations to one or more asset classes (subject to any applicable maximums) and low or zero allocations to others. If the Index becomes concentrated in a limited number of components, the Index may decline significantly if those components decline in value. The Fund may have a high allocation to equities at any time. This could result in increased risk of loss as compared to other target date funds, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

PORTFOLIO TURNOVER RISK -- The Index is rebalanced monthly and may rebalance more frequently due to special rebalancing. The Fund is expected to engage in frequent and active trading of portfolio securities or other financial instruments in attempting to track the Index. A high turnover rate often involves higher expenses, including brokerage commissions, which will be borne directly by the Fund. This may have an adverse impact on performance and may increase the amount of capital gains (in particular, short term gains) realized by the Fund that are required to be distributed by the Fund to shareholders. Shareholders may incur additional tax liability as a result of such distributions.

TARGET YEAR RISK -- The Fund's target year serves as a general guide to the relative market risk of the Fund, and an investor's decision to invest in the Fund, given its target year and market risk exposure, depends upon individual risk tolerance, among other factors. Investors should consider individually whether the Fund's investment goals are aligned with their own. The Fund's goals may not align with the goals of an investor who seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. An investor may experience losses, at any time, including near, at or after the Fund's target year. In addition, there is no guarantee that an investor's investment in the Fund will provide any income, including income at or through the years following the Fund's target year in amounts adequate to meet the investor's goals or retirement needs. An investor should conduct a periodic review and assessment of the Fund's performance and continuing fit with the investor's objectives and changing life situation.

NO FUND OPERATING HISTORY/NEW INDEX RISK -- As of the date of this prospectus, the Fund has not commenced operations and as such has no prior operating history by which an investor can evaluate performance. In addition, the Fund seeks to approximate the results of the Index, which is a newly created index. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance.

OTHER INVESTMENT RISKS -- The Fund will be exposed to investment risks that are characteristic of the types of asset in which it may invest.

INVESTMENTS IN ETFS AND OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in ETFs or other investment companies, such as closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such investment companies. The Fund may invest in exchange-traded products that are similar to ETFs, but that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"), including publicly traded partnerships that are treated as partnerships for federal income tax purposes. These exchange-traded products typically hold commodities, such as gold or oil, currency or other property that is itself not a security. With investments in ETFs, other investment companies and similar exchange-traded products, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the ETFs or other investment companies or exchange-traded products in addition to bearing the Fund's own direct fees and expenses.

EQUITY RISK -- Since the Fund invests in equity securities directly or indirectly, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

FOREIGN COMPANY AND CURRENCY RISK; EMERGING MARKET SECURITIES RISK -- Investing in foreign companies directly or indirectly poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. Investments in emerging markets securities involve not only the risks with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

LARGE COMPANY RISK -- The Fund may invest in larger companies directly or indirectly. As compared to successful smaller companies, larger companies may have slower rates of growth and may respond more slowly to certain market developments.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest directly or indirectly may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FIXED INCOME SECURITIES RISK -- Fixed income securities are subject to interest rate, credit and liquidity risks. Changes in interest rates are an important risk that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. Credit risk is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default. Liquidity risk is the risk that there may be few available buyers for a security. Although fixed income securities generally have been less volatile over time than equities and commodities, if a period of low volatility is followed by a sudden increase in volatility close to the target date, this could result in increased risk of loss.

INFLATION-INDEXED SECURITY RISK -- Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities ("TIPS"), tends to decrease when real interest rates increase and can increase when real interest rates decrease.

COMMODITY RISK -- Exposure to the commodities markets, directly or indirectly, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. The Fund may have greater exposure to commodities relative to other target date funds. This could result in increased risk of loss, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

DERIVATIVES RISK -- The Fund expects to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Fund does not intend to invest on a leveraged basis and intends to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

The Fund may enter into futures contracts and total return swaps. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Total return swaps are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets.

TAX RISK -- The Fund intends to satisfy tax requirements applicable to regulated investment companies each year, including a qualifying income requirement, so that the Fund will not be liable for U.S. federal income tax on the income and capital gains that it timely distributes to shareholders each year. There is a risk, however, that certain of the investments of the Fund may from time to time generate income that does not constitute qualifying income to the Fund. The Fund intends to monitor the income from such investments in order to be able to satisfy such qualifying income requirement. However, if the Fund's non-qualifying income should exceed 10% of the Fund's gross income for a taxable year, in the absence of relief from the Internal Revenue Service ("IRS"), the Fund would become liable for a corporate level federal income tax on its taxable income and gains, regardless of whether such income and gains are distributed to shareholders. If such an event should occur, the Fund generally would expect to seek relief from such tax from the IRS in exchange for the payment of a smaller penalty tax pursuant to a new statutory relief provision in the Internal Revenue Code. However, the Fund cannot give any assurance that the IRS will grant such relief.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Class A Shares | Citi Market Pilot 2040 Fund
CITI MARKET PILOT 2040 FUND
INVESTMENT OBJECTIVE
The Citi Market Pilot 2040 Fund (the "Fund") seeks performance results that, before fees and expenses, approximate the performance of the Citi Market Pilot 2040 Index.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in A Shares of the Citi Funds (A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase). More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 52 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Class A Shares Citi Market Pilot 2040 Fund A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Class A Shares Citi Market Pilot 2040 Fund A Shares
Management Fees		0.85%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		2.22%
Less Fee Reductions and/or Expense Reimbursements		(0.62%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	1.60%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Citigroup First Investment Management Americas LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Shares (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's average daily net assets until May 24, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Fund may pay the Adviser the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap so that the Adviser may recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 24, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Class A Shares Citi Market Pilot 2040 Fund A Shares	605	1,042

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These are additional expenses paid directly by the Fund that vary based on the Fund's transaction activity. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund may have higher turnover than other funds; see Principal Risks: Portfolio Turnover Risk below.

PRINCIPAL INVESTMENT STRATEGIES

Citigroup First Investment Management Americas LLC (the "Adviser"), the Fund's adviser, selects the Fund's investments with the goal that the Fund's performance results, before fees and expenses, will approximate the performance of the Citi Market Pilot 2040 Index (the "Index"), a new, proprietary index sponsored and maintained by Citigroup Global Markets Limited (the "Index Sponsor"), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2040 ("target year").

Because the Fund's goal is to attain performance results, before fees and expenses, that approximate the performance of the Index, the Adviser, on behalf of the Fund, does not engage in traditional active investment management, which would involve buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser allocates the Fund securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weightings that they have within the Index, as allocated at such time. The Adviser generally seeks to track the performance of the Index by investing in securities and other financial instruments that are components of the Index or in other financial instruments that the Adviser believes are comparable to the Index components.

The Adviser expects to invest in exchange-traded funds ("ETFs") or similar products, investments underlying these products, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. Whenever the Index is rebalanced, the Adviser will generally seek to invest the Fund's portfolio to reflect the Index components after rebalancing. When the Index is allocated 100% to 90-day U.S. Treasury bills, the Adviser will generally seek to invest the Fund's portfolio 100% in U.S. dollar cash and cash equivalents.

INDEX OVERVIEW

The Index measures the performance of a basket of components, which will from time to time include some or all of the equities, commodities, fixed income and inflation components described below. The Index components are rebalanced monthly based on a proprietary methodology that selects the combination of Index components that has the highest expected return while keeping its expected volatility equal to or below a pre-determined level of expected volatility and applying other risk-mitigating rules, each as described below.

The Index methodology seeks to mitigate risk by limiting expected volatility at each monthly rebalancing and through the other risk-mitigating features described below. Since the Fund seeks to approximate the performance of the Index, the Fund differs from the approach of target date funds that seek to limit investment risk by periodically adjusting their portfolios according to a fixed asset allocation schedule or glide path.

Volatility is one of the most commonly used measurements of risk of an index or its components; the greater the volatility, the greater the fluctuation in returns (positive or negative) and the greater the potential for larger gains or losses. The Index is based on the assumption that investors are willing to accept more volatility risk when they have a longer investment horizon (corresponding to a longer period remaining to the target year) in order to improve potential returns and are willing to accept less volatility risk as their investment horizon becomes shorter (corresponding to a shorter period remaining to the target year). Since it is impossible to know in advance what actual volatility or actual returns will be, the Index methodology uses historical data to estimate the future volatility and future return for various potential Index weightings at each monthly rebalancing. These estimates are calculated using the weighted historical return of the Index components (with a greater emphasis on more recent returns) and the historical relationships between those weighted historical returns. The terms "expected volatility" and "expected return" are used throughout this Prospectus to refer to the estimates of future volatility and future return that are used to rebalance the Index each month.

The Index determines a new component allocation each month subject to the requirement that the expected volatility of the allocation must be equal to or lower than a specified level that declines over time as the target year approaches. This declining maximum permitted level of expected volatility is referred to in this Prospectus as the "volatility glide path." Unlike a fixed asset allocation glide path where the allocation is specified by the glide path, the volatility glide path is just one factor in the determination of the Index allocation. The expected volatility for the Index at any rebalancing cannot exceed, but may be lower than, the volatility glide path. More importantly, as described below under Principal Risk Factors, the volatility glide path does not predict the actual volatility that will be realized by the Index. These volatility levels could vary significantly from the levels in the volatility glide path.

The Index includes other features that are designed to mitigate risk. At each monthly rebalancing, Index allocations are subject to a maximum percentage for equities (80%), emerging market equities (40%) and commodities (20%). If the highest expected return on a monthly rebalancing is less than or equal to the prevailing 90-day U.S. Treasury bill rate, the Index is instead rebalanced in full to 90-day U.S. Treasury bills. In addition, the Index is rebalanced in full to 90-day U.S. Treasury bills until the next monthly rebalancing date if there has been a decline in the Index level, as of the end of any business day, of 8% or more as compared to the Index level 21 business days earlier. Even with this rebalancing mechanism, the Index could decline by more than 8%. See Principal Risks: Index Methodology Risk.

INDEX COMPONENTS

The components of the Index include seven market components as well as a 90-day U.S. Treasury bill component, although the Index will not necessarily be exposed to all its components at any time. The market components of the Index are (a) ETFs or similar products based on indexes of equity securities, fixed income securities, inflation linked securities and commodities and (b) a U.S. Treasury index. The indexes on which the ETFs are based include securities issued by both U.S. and foreign issuers, including emerging market issuers.

The Index components and the market sectors they are intended to represent are:

INDEX COMPONENT	MARKET SECTOR

(1) SPDR S&P 500 ETF Trust	U.S. equities

(2) Vanguard MSCI EAFE ETF	Developed Markets equity

(3) Vanguard MSCI Emerging Markets ETF	Emerging Markets equity

(4) iShares Barclays US Treasury Inflation Protected Securities Fund ETF	Inflation Linked U.S. Treasuries ("TIPS")

(5) iShares Barclays Aggregate Bond Fund ETF	U.S. Fixed Income

(6)PowerShares DB Commodity Index Tracking Fund	Commodities

(7) Citigroup US Treasury Index	U.S. Treasuries

(8) 90-day U.S. Treasury bills

The first seven of these components are the "Market Components" of the Index. The 90-day U.S. Treasury bill component is the "Defensive Component."

MONTHLY INDEX REBALANCING

The Index uses a proprietary rules-based methodology to rebalance the weightings of the Index components each month according to a multi-step process:

STEP 1: The first step involves a statistical assessment of expected returns and expected volatility using the historical performance of the Market Components and the relationship among those historical returns. This statistical assessment is based on approximately one year of historical weighted average returns, with substantially greater emphasis given to more recent data.

STEP 2: A proprietary optimization algorithm is then applied to find percentage weights for each Market Component (subject to maximums of 80% for all equity components, 40% for emerging markets equities, 20% for commodities and 100% for all other Market Components) so that the expected return of the allocation is as high as possible without its expected volatility exceeding the current level specified in the volatility glide path.

STEP 3: If the expected return of the allocation arrived at by Step 2 is greater than the current 90-day U.S. Treasury bill rate, then the Index rebalances to those allocations. If not, the Index is allocated 100% to the Defensive Component.

ADDITIONAL REBALANCING TO DEFENSIVE COMPONENT

In addition to the regular monthly rebalancing described above, at the end of each business day the Index methodology compares the Index level with the Index level as calculated 21 business days earlier. If the current Index level is lower than the Index level 21 business days earlier by 8% or more, then the Index is re-allocated 100% to the Defensive Component until the next monthly rebalancing date.

THE VOLATILITY GLIDE PATH

The volatility glide path below shows the maximum permitted level of expected volatility that may be used in determining the Index allocation on each monthly rebalancing date. To put these volatility figures in context, since early 1989, the average 30-day volatility of U.S. equity as demonstrated by the S&P Total Return Index was approximately 15.8% while U.S. bond volatility as demonstrated by the Barclays US Aggregate Total Return Value Unhedged U.S. Dollar Index averaged approximately 3.8% (Source Bloomberg: Period February 8, 1989 -- March 31, 2013). However, the short-term volatility of these asset classes--and all asset classes--can fluctuate significantly. The effect of the volatility glide path will generally be to decrease the weighting of Index components with higher recent volatility and to increase the weighting of Index components with lower recent volatility as the target year approaches.

The volatility glide path begins at a higher level consistent with greater potential fluctuation in returns and becomes more conservative as the target year approaches. The lowest level on the volatility glide path is reached at the beginning of the target year. Thereafter, the expected volatility level continues at the same level and the Index components continue to be rebalanced using the multi-step process described above.

As noted above, the expected volatility of the component allocation determined for the Index on a monthly rebalancing date will not be greater, but may be lower, than the level shown in the volatility glide path for that month. In addition, because the expected volatility of the Index is determined using historical data, the volatility glide path does not predict the actual future volatility of the Index.

VOLATILITY GLIDE PATH* FOR CITI MARKET PILOT 2040 INDEX

CITI MARKET PILOT
JANUARY 1,	2040 TOTAL RETURN INDEX

2013	18.71%

2014	18.54%

2015	18.36%

2016	18.18%

2017	17.96%

2018	17.73%

2019	17.50%

2020	17.25%

2021	17.00%

2022	16.67%

2023	16.34%

2024	16.01%

2025	15.60%

2026	15.19%

2027	14.72%

2028	14.21%

2029	13.67%

2030	13.08%

2031	12.44%

2032	11.76%

2033	11.02%

2034	10.20%

2035	9.30%

2036	8.29%

2037	7.15%

2038	5.88%

2039	4.44%

2040	2.80%

* The volatility glide path represents the maximum permitted level of "expected volatility" for the Index allocation on each monthly rebalancing date during the period shown above. Expected volatility is an estimate of future Index volatility calculated by the Index methodology based on the weighted average historical returns of the Index components and the historical relationship between those returns. The expected volatility of the Index allocation at any rebalancing date will not exceed, but may be less than, the volatility glide path. The volatility glide path does not predict the actual volatility that will be realized by the Index, which may vary significantly from the volatility glide path.

The volatility glide path was developed by the Index Sponsor based on a statistical analysis of market data for the 5-year period ended January 1, 2007, the initial date for calculation of the Index (the "Calculation Start Date"), and has not been and will not be revised to take into account subsequent developments.

INDEX PUBLICATION

The Index is published on Bloomberg under the ticker CIISMP40. The Index Sponsor has appointed Standard & Poor's Financial Services LLC (the "Index Calculation Agent") to be responsible for calculation of the Index level at the end of each business day and publication of the Index level on each business day.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INDEX FUND RISK -- Because the Fund seeks to approximately track the Index, the Fund may purchase, hold and sell investments at times when a traditional actively managed fund would not do so. The Adviser, on behalf of the Fund, will not engage in buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser causes the Fund to invest in securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weighting that they have within the Index. As a result, the Fund could miss attractive investment opportunities by being underweighted in markets that subsequently experience significant returns and could lose value by being overweighted in markets that subsequently experience significant declines, and may underperform other investment strategies.

INDEX TRACKING RISK --The Fund may not track, and its performance may vary substantially from, that of the Index for any period of time. The fact that the Index does not incur trading costs and does not reflect deduction of fees can be expected to increase tracking variance. The Adviser generally expects the Fund to invest in securities and other financial instruments that are components of the Index, investments underlying Index components, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. However, regulatory constraints, tax considerations or operational factors may result in the exposure of the Fund varying from that of the Index. In addition, where the Adviser deems it appropriate for anticipated liquidity needs, the Adviser may increase the Fund's investments in cash equivalents. The Fund's assets may be substantially allocated to cash equivalents until Fund assets reach sufficient size to be deployed in a manner that provides exposure similar to the Index. Whenever the Index is rebalanced, it may take the Adviser a period of time to purchase and sell securities and other financial instruments to reflect the rebalanced Index, and the Fund's exposure would vary from that of the Index during the rebalancing process. The fact that the holdings of the Fund may not precisely match the components of the Index can be expected to increase tracking variance.

INDEX METHODOLOGY RISK -- The Index methodology determines the expected return and expected volatility of Index components using historical return and historical volatility, which may not be accurate indicators of future results. In addition, the Index is not rebalanced in response to changes in volatility of Index components during the period between monthly rebalancing dates. A sudden change in volatility of one or more Index components may therefore cause the actual volatility of the Index to substantially exceed (or to be substantially less than) the historical volatility levels used by the allocation methodology and also to substantially exceed (or to be substantially less than) the volatility glide path at any time, both because there is a time lag inherent in the formulas by which expected volatility is determined and because the Index is rebalanced using the volatility glide path only once each month. The Index methodology will therefore not eliminate the risk that actual volatility could result in declines in the Index or losses in the Fund.

Application of the volatility glide path and other risk-mitigating features of the Index methodology at each monthly rebalancing may have the effect of limiting potential increases in the Index or gains for the Fund. In addition, the methodology seeks to provide protection in certain falling markets by temporarily reallocating to 90-day U.S. Treasury bills until the next monthly rebalancing, which may result in lower performance in rising markets.

Like all mathematical models, the models used to develop the volatility glide path and to reallocate the Index components at each monthly rebalancing are based on assumptions that may not reflect actual market conditions. For example, the models assume normal distribution of possible future Index returns following each Index rebalancing, but in reality potential losses may differ in frequency and degree as compared with potential gains. Similarly, the volatility glide path and the monthly reallocation process use a measure of volatility based on the relationship of weighted average historical returns of the Market Components over a period of approximately one year. This is one of many possible ways of calculating volatility. An alternative index based on a different measure of volatility might perform better than the Index.

The volatility glide path was determined by the Index Sponsor based on market conditions during the five years preceding the Calculation Start Date, does not reflect changes in market conditions since the Calculation Start Date and will not reflect any future changes in market conditions. The volatility glide path was set as of the Calculation Start Date and will not be adjusted to take into account performance of the Index after the Calculation Start Date. The volatility glide path is based on statistical probability, which does not exclude the possibility that the Index will decline from the Calculation Start Date to the target year. Due to these limitations, the Index, and therefore the Fund, may underperform or decline in value even if the actual volatility of the Index remains within the volatility glide path at all times from the date of an investment in the Fund until the target year. If the volatility glide path is too high, there may be an increased risk of a decline in the Index prior to the target year. If the volatility glide path is too low, the risk that the Index will underperform other investment strategies may increase. In addition, the Fund could realize losses greater than the Index losses due to time delay in applying the Index methodology or tracking error.

The Index methodology seeks to provide protection in certain falling markets by temporarily reallocating to the Defensive Component until the next monthly rebalancing date if, as of the end of any business day, the Index level decreases by 8% or more compared to the Index level 21 business days earlier. Notwithstanding this mechanism, the resulting decline in the Index may exceed 8% because the Index level is determined at the end of each Index business day and therefore will not limit exposure to intraday declines and also because the Index rebalancing will not occur until the next business day.

The Index methodology also reallocates to the Defensive Component on a monthly rebalancing date if the highest expected return at or below the volatility glide path is not greater than a hurdle rate equal to the 90-day U.S. Treasury bill rate of return. There is no assurance that the hurdle rate will be attained.

ALGORITHM RISK -- Systems and related risks are associated with the development and implementation of the algorithmic-based Index and the Adviser's trading strategies designed to track the Index. The accuracy of the results of the application of the algorithmic models is dependent on a variety of factors, such as the integrity of the data put into the models, the analytical and mathematical bases of the models, their accurate incorporation into computations including software code, and appropriate implementation of the models' results in constructing the Fund's portfolio.

CONCENTRATION RISK -- Because the Index is rebalanced on each monthly rebalancing date, and may be rebalanced intra-month due to a special rebalancing, the allocation of the Index to any specific asset class may vary substantially over time. This may result in concentrated allocations to one or more asset classes (subject to any applicable maximums) and low or zero allocations to others. If the Index becomes concentrated in a limited number of components, the Index may decline significantly if those components decline in value. The Fund may have a high allocation to equities at any time. This could result in increased risk of loss as compared to other target date funds, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

PORTFOLIO TURNOVER RISK -- The Index is rebalanced monthly and may rebalance more frequently due to special rebalancing. The Fund is expected to engage in frequent and active trading of portfolio securities or other financial instruments in attempting to track the Index. A high turnover rate often involves higher expenses, including brokerage commissions, which will be borne directly by the Fund. This may have an adverse impact on performance and may increase the amount of capital gains (in particular, short term gains) realized by the Fund that are required to be distributed by the Fund to shareholders. Shareholders may incur additional tax liability as a result of such distributions.

TARGET YEAR RISK -- The Fund's target year serves as a general guide to the relative market risk of the Fund, and an investor's decision to invest in the Fund, given its target year and market risk exposure, depends upon individual risk tolerance, among other factors. Investors should consider individually whether the Fund's investment goals are aligned with their own. The Fund's goals may not align with the goals of an investor who seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. An investor may experience losses, at any time, including near, at or after the Fund's target year. In addition, there is no guarantee that an investor's investment in the Fund will provide any income, including income at or through the years following the Fund's target year in amounts adequate to meet the investor's goals or retirement needs. An investor should conduct a periodic review and assessment of the Fund's performance and continuing fit with the investor's objectives and changing life situation.

NO FUND OPERATING HISTORY/NEW INDEX RISK -- As of the date of this prospectus, the Fund has not commenced operations and as such has no prior operating history by which an investor can evaluate performance. In addition, the Fund seeks to approximate the results of the Index, which is a newly created index. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance.

OTHER INVESTMENT RISKS -- The Fund will be exposed to investment risks that are characteristic of the types of asset in which it may invest.

INVESTMENTS IN ETFS AND OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in ETFs or other investment companies, such as closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such investment companies. The Fund may invest in exchange-traded products that are similar to ETFs, but that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"), including publicly traded partnerships that are treated as partnerships for federal income tax purposes. These exchange-traded products typically hold commodities, such as gold or oil, currency or other property that is itself not a security. With investments in ETFs, other investment companies and similar exchange-traded products, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the ETFs or other investment companies or exchange-traded products in addition to bearing the Fund's own direct fees and expenses.

EQUITY RISK -- Since the Fund invests in equity securities directly or indirectly, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

FOREIGN COMPANY AND CURRENCY RISK; EMERGING MARKET SECURITIES RISK -- Investing in foreign companies directly or indirectly poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. Investments in emerging markets securities involve not only the risks with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

LARGE COMPANY RISK -- The Fund may invest in larger companies directly or indirectly. As compared to successful smaller companies, larger companies may have slower rates of growth and may respond more slowly to certain market developments.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest directly or indirectly may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies.

FIXED INCOME SECURITIES RISK -- Fixed income securities are subject to interest rate, credit and liquidity risks. Changes in interest rates are an important risk that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. Credit risk is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default. Liquidity risk is the risk that there may be few available buyers for a security. Although fixed income securities generally have been less volatile over time than equities and commodities, if a period of low volatility is followed by a sudden increase in volatility close to the target date, this could result in increased risk of loss.

INFLATION-INDEXED SECURITY RISK -- Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities ("TIPS"), tends to decrease when real interest rates increase and can increase when real interest rates decrease.

COMMODITY RISK -- Exposure to the commodities markets, directly or indirectly, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. The Fund may have greater exposure to commodities relative to other target date funds. This could result in increased risk of loss, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

DERIVATIVES RISK -- The Fund expects to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Fund does not intend to invest on a leveraged basis and intends to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

The Fund may enter into futures contracts and total return swaps. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Total return swaps are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets.

TAX RISK -- The Fund intends to satisfy tax requirements applicable to regulated investment companies each year, including a qualifying income requirement, so that the Fund will not be liable for U.S. federal income tax on the income and capital gains that it timely distributes to shareholders each year. There is a risk, however, that certain of the investments of the Fund may from time to time generate income that does not constitute qualifying income to the Fund. The Fund intends to monitor the income from such investments in order to be able to satisfy such qualifying income requirement. However, if the Fund's non-qualifying income should exceed 10% of the Fund's gross income for a taxable year, in the absence of relief from the Internal Revenue Service ("IRS"), the Fund would become liable for a corporate level federal income tax on its taxable income and gains, regardless of whether such income and gains are distributed to shareholders. If such an event should occur, the Fund generally would expect to seek relief from such tax from the IRS in exchange for the payment of a smaller penalty tax pursuant to a new statutory relief provision in the Internal Revenue Code. However, the Fund cannot give any assurance that the IRS will grant such relief.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Class I Shares | Citi Market Pilot 2020 Fund
CITI MARKET PILOT 2020 FUND
INVESTMENT OBJECTIVE
The Citi Market Pilot 2020 Fund (the "Fund") seeks performance results that, before fees and expenses, approximate the performance of the Citi Market Pilot 2020 Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Class I Shares Citi Market Pilot 2020 Fund I Shares
Management Fees		0.85%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		1.72%
Less Fee Reductions and/or Expense Reimbursements		(0.62%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	1.10%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Citigroup First Investment Management Americas LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for I Shares (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's average daily net assets until May 24, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Fund may pay the Adviser the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap so that the Adviser may recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 24, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Class I Shares Citi Market Pilot 2020 Fund I Shares	112	466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These are additional expenses paid directly by the Fund that vary based on the Fund's transaction activity. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund may have higher turnover than other funds; see Principal Risks: Portfolio Turnover Risk below.

PRINCIPAL INVESTMENT STRATEGIES

Citigroup First Investment Management Americas LLC (the "Adviser"), the Fund's adviser, selects the Fund's investments with the goal that the Fund's performance results, before fees and expenses, will approximate the performance of the Citi Market Pilot 2020 Index (the "Index"), a new, proprietary index sponsored and maintained by Citigroup Global Markets Limited (the "Index Sponsor"), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2020 ("target year").

Because the Fund's goal is to attain performance results, before fees and expenses, that approximate the performance of the Index, the Adviser, on behalf of the Fund, does not engage in traditional active investment management, which would involve buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser allocates the Fund securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weightings that they have within the Index, as allocated at such time. The Adviser generally seeks to track the performance of the Index by investing in securities and other financial instruments that are components of the Index or in other financial instruments that the Adviser believes are comparable to the Index components.

The Adviser expects to invest in exchange-traded funds ("ETFs") or similar products, investments underlying these products, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. Whenever the Index is rebalanced, the Adviser will generally seek to invest the Fund's portfolio to reflect the Index components after rebalancing. When the Index is allocated 100% to 90-day U.S. Treasury bills, the Adviser will generally seek to invest the Fund's portfolio 100% in U.S. dollar cash and cash equivalents.

INDEX OVERVIEW

The Index measures the performance of a basket of components, which will from time to time include some or all of the equities, commodities, fixed income and inflation components described below. The Index components are rebalanced monthly based on a proprietary methodology that selects the combination of Index components that has the highest expected return while keeping its expected volatility equal to or below a pre-determined level of expected volatility and applying other risk-mitigating rules, each as described below.

The Index methodology seeks to mitigate risk by limiting expected volatility at each monthly rebalancing and through the other risk-mitigating features described below. Since the Fund seeks to approximate the performance of the Index, the Fund differs from the approach of target date funds that seek to limit investment risk by periodically adjusting their portfolios according to a fixed asset allocation schedule or glide path.

Volatility is one of the most commonly used measurements of risk of an index or its components; the greater the volatility, the greater the fluctuation in returns (positive or negative) and the greater the potential for larger gains or losses. The Index is based on the assumption that investors are willing to accept more volatility risk when they have a longer investment horizon (corresponding to a longer period remaining to the target year) in order to improve potential returns and are willing to accept less volatility risk as their investment horizon becomes shorter (corresponding to a shorter period remaining to the target year). Since it is impossible to know in advance what actual volatility or actual returns will be, the Index methodology uses historical data to estimate the future volatility and future return for various potential Index weightings at each monthly rebalancing. These estimates are calculated using the weighted historical return of the Index components (with a greater emphasis on more recent returns) and the historical relationships between those weighted historical returns. The terms "expected volatility" and "expected return" are used throughout this Prospectus to refer to the estimates of future volatility and future return that are used to rebalance the Index each month.

The Index determines a new component allocation each month subject to the requirement that the expected volatility of the allocation must be equal to or lower than a specified level that declines over time as the target year approaches. This declining maximum permitted level of expected volatility is referred to in this Prospectus as the "volatility glide path." Unlike a fixed asset allocation glide path where the allocation is specified by the glide path, the volatility glide path is just one factor in the determination of the Index allocation. The expected volatility for the Index at any rebalancing cannot exceed, but may be lower than, the volatility glide path. More importantly, as described below under Principal Risk Factors, the volatility glide path does not predict the actual volatility that will be realized by the Index. These volatility levels could vary significantly from the levels in the volatility glide path.

The Index includes other features that are designed to mitigate risk. At each monthly rebalancing, Index allocations are subject to a maximum percentage for equities (80%), emerging market equities (40%) and commodities (20%). If the highest expected return on a monthly rebalancing is less than or equal to the prevailing 90-day U.S. Treasury bill rate, the Index is instead rebalanced in full to 90-day U.S. Treasury bills. In addition, the Index is rebalanced in full to 90-day U.S. Treasury bills until the next monthly rebalancing date if there has been a decline in the Index level, as of the end of any business day, of 8% or more as compared to the Index level 21 business days earlier. Even with this rebalancing mechanism, the Index could decline by more than 8%. See Principal Risks: Index Methodology Risk.

INDEX COMPONENTS

The components of the Index include seven market components as well as a 90-day U.S. Treasury bill component, although the Index will not necessarily be exposed to all its components at any time. The market components of the Index are (a) ETFs or similar products based on indexes of equity securities, fixed income securities, inflation linked securities and commodities and (b) a U.S. Treasury index. The indexes on which the ETFs are based include securities issued by both U.S. and foreign issuers, including emerging market issuers.

The Index components and the market sectors they are intended to represent are:

INDEX COMPONENT	MARKET SECTOR

(1) SPDR S&P 500 ETF Trust	U.S. equities

(2) Vanguard MSCI EAFE ETF	Developed Markets equity

(3) Vanguard MSCI Emerging Markets ETF	Emerging Markets equity

(4) iShares Barclays US Treasury Inflation Protected Securities Fund ETF	Inflation Linked U.S. Treasuries ("TIPS")

(5) iShares Barclays Aggregate Bond Fund ETF	U.S. Fixed Income

(6)PowerShares DB Commodity Index Tracking Fund	Commodities

(7) Citigroup US Treasury Index	U.S. Treasuries

(8) 90-day U.S. Treasury bills

The first seven of these components are the "Market Components" of the Index. The 90-day U.S. Treasury bill component is the "Defensive Component."

MONTHLY INDEX REBALANCING

The Index uses a proprietary rules-based methodology to rebalance the weightings of the Index components each month according to a multi-step process:

STEP 1: The first step involves a statistical assessment of expected returns and expected volatility using the historical performance of the Market Components and the relationship among those historical returns. This statistical assessment is based on approximately one year of historical weighted average returns, with substantially greater emphasis given to more recent data.

STEP 2: A proprietary optimization algorithm is then applied to find percentage weights for each Market Component (subject to maximums of 80% for all equity components, 40% for emerging markets equities, 20% for commodities and 100% for all other Market Components) so that the expected return of the allocation is as high as possible without its expected volatility exceeding the current level specified in the volatility glide path.

STEP 3: If the expected return of the allocation arrived at by Step 2 is greater than the current 90-day U.S. Treasury bill rate, then the Index rebalances to those allocations. If not, the Index is allocated 100% to the Defensive Component.

ADDITIONAL REBALANCING TO DEFENSIVE COMPONENT

In addition to the regular monthly rebalancing described above, at the end of each business day the Index methodology compares the Index level with the Index level as calculated 21 business days earlier. If the current Index level is lower than the Index level 21 business days earlier by 8% or more, then the Index is re-allocated 100% to the Defensive Component until the next monthly rebalancing date.

THE VOLATILITY GLIDE PATH

The volatility glide path below shows the maximum permitted level of expected volatility that may be used in determining the Index allocation on each monthly rebalancing date. To put these volatility figures in context, since early 1989, the average 30-day volatility of U.S. equity as demonstrated by the S&P Total Return Index was approximately 15.8% while U.S. bond volatility as demonstrated by the Barclays US Aggregate Total Return Value Unhedged U.S. Dollar Index averaged approximately 3.8% (Source Bloomberg: Period February 8, 1989 -- March 31, 2013). However, the short-term volatility of these asset classes--and all asset classes—can fluctuate significantly. The effect of the volatility glide path will generally be to decrease the weighting of Index components with higher recent volatility and to increase the weighting of Index components with lower recent volatility as the target year approaches.

The volatility glide path begins at a higher level consistent with greater potential fluctuation in returns and becomes more conservative as the target year approaches. The lowest level on the volatility glide path is reached at the beginning of the target year. Thereafter, the expected volatility level continues at the same level and the Index components continue to be rebalanced using the multi-step process described above.

As noted above, the expected volatility of the component allocation determined for the Index on a monthly rebalancing date will not be greater, but may be lower, than the level shown in the volatility glide path for that month. In addition, because the expected volatility of the Index is determined using historical data, the volatility glide path does not predict the actual future volatility of the Index.

VOLATILITY GLIDE PATH* FOR CITI MARKET PILOT 2020 INDEX

CITI MARKET PILOT
JANUARY 1,	2020 TOTAL RETURN INDEX

2013	11.02%

2014	10.20%

2015	9.30%

2016	8.29%

2017	7.15%

2018	5.88%

2019	4.44%

2020	2.80%

* The volatility glide path represents the maximum permitted level of "expected volatility" for the Index allocation on each monthly rebalancing date during the period shown above. Expected volatility is an estimate of future Index volatility calculated by the Index methodology based on the weighted average historical returns of the Index components and the historical relationship between those returns. The expected volatility of the Index allocation at any rebalancing date will not exceed, but may be less than, the volatility glide path. The volatility glide path does not predict the actual volatility that will be realized by the Index, which may vary significantly from the volatility glide path.

The volatility glide path was developed by the Index Sponsor based on a statistical analysis of market data for the 5-year period ended January 1, 2007, the initial date for calculation of the Index (the "Calculation Start Date"), and has not been and will not be revised to take into account subsequent developments.

INDEX PUBLICATION

The Index is published on Bloomberg under the ticker CIISMP20. The Index Sponsor has appointed Standard & Poor's Financial Services LLC (the "Index Calculation Agent") to be responsible for calculation of the Index level at the end of each business day and publication of the Index level on each business day.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INDEX FUND RISK -- Because the Fund seeks to approximately track the Index, the Fund may purchase, hold and sell investments at times when a traditional actively managed fund would not do so. The Adviser, on behalf of the Fund, will not engage in buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser causes the Fund to invest in securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weighting that they have within the Index. As a result, the Fund could miss attractive investment opportunities by being underweighted in markets that subsequently experience significant returns and could lose value by being overweighted in markets that subsequently experience significant declines, and may underperform other investment strategies.

INDEX TRACKING RISK --The Fund may not track, and its performance may vary substantially from, that of the Index for any period of time. The fact that the Index does not incur trading costs and does not reflect deduction of fees can be expected to increase tracking variance. The Adviser generally expects the Fund to invest in securities and other financial instruments that are components of the Index, investments underlying Index components, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. However, regulatory constraints, tax considerations or operational factors may result in the exposure of the Fund varying from that of the Index. In addition, where the Adviser deems it appropriate for anticipated liquidity needs, the Adviser may increase the Fund's investments in cash equivalents. The Fund's assets may be substantially allocated to cash equivalents until Fund assets reach sufficient size to be deployed in a manner that provides exposure similar to the Index. Whenever the Index is rebalanced, it may take the Adviser a period of time to purchase and sell securities and other financial instruments to reflect the rebalanced Index, and the Fund's exposure would vary from that of the Index during the rebalancing process. The fact that the holdings of the Fund may not precisely match the components of the Index can be expected to increase tracking variance.

INDEX METHODOLOGY RISK -- The Index methodology determines the expected return and expected volatility of Index components using historical return and historical volatility, which may not be accurate indicators of future results. In addition, the Index is not rebalanced in response to changes in volatility of Index components during the period between monthly rebalancing dates. A sudden change in volatility of one or more Index components may therefore cause the actual volatility of the Index to substantially exceed (or to be substantially less than) the historical volatility levels used by the allocation methodology and also to substantially exceed (or to be substantially less than) the volatility glide path at any time, both because there is a time lag inherent in the formulas by which expected volatility is determined and because the Index is rebalanced using the volatility glide path only once each month. The Index methodology will therefore not eliminate the risk that actual volatility could result in declines in the Index or losses in the Fund.

Application of the volatility glide path and other risk-mitigating features of the Index methodology at each monthly rebalancing may have the effect of limiting potential increases in the Index or gains for the Fund. In addition, the methodology seeks to provide protection in certain falling markets by temporarily reallocating to 90-day U.S. Treasury bills until the next monthly rebalancing, which may result in lower performance in rising markets.

Like all mathematical models, the models used to develop the volatility glide path and to reallocate the Index components at each monthly rebalancing are based on assumptions that may not reflect actual market conditions. For example, the models assume normal distribution of possible future Index returns following each Index rebalancing, but in reality potential losses may differ in frequency and degree as compared with potential gains. Similarly, the volatility glide path and the monthly reallocation process use a measure of volatility based on the relationship of weighted average historical returns of the Market Components over a period of approximately one year. This is one of many possible ways of calculating volatility. An alternative index based on a different measure of volatility might perform better than the Index.

The volatility glide path was determined by the Index Sponsor based on market conditions during the five years preceding the Calculation Start Date, does not reflect changes in market conditions since the Calculation Start Date and will not reflect any future changes in market conditions. The volatility glide path was set as of the Calculation Start Date and will not be adjusted to take into account performance of the Index after the Calculation Start Date. The volatility glide path is based on statistical probability, which does not exclude the possibility that the Index will decline from the Calculation Start Date to the target year. Due to these limitations, the Index, and therefore the Fund, may underperform or decline in value even if the actual volatility of the Index remains within the volatility glide path at all times from the date of an investment in the Fund until the target year. If the volatility glide path is too high, there may be an increased risk of a decline in the Index prior to the target year. If the volatility glide path is too low, the risk that the Index will underperform other investment strategies may increase. In addition, the Fund could realize losses greater than the Index losses due to time delay in applying the Index methodology or tracking error.

The Index methodology seeks to provide protection in certain falling markets by temporarily reallocating to the Defensive Component until the next monthly rebalancing date if, as of the end of any business day, the Index level decreases by 8% or more compared to the Index level 21 business days earlier. Notwithstanding this mechanism, the resulting decline in the Index may exceed 8% because the Index level is determined at the end of each Index business day and therefore will not limit exposure to intraday declines and also because the Index rebalancing will not occur until the next business day.

The Index methodology also reallocates to the Defensive Component on a monthly rebalancing date if the highest expected return at or below the volatility glide path is not greater than a hurdle rate equal to the 90-day U.S. Treasury bill rate of return. There is no assurance that the hurdle rate will be attained.

ALGORITHM RISK -- Systems and related risks are associated with the development and implementation of the algorithmic-based Index and the Adviser's trading strategies designed to track the Index. The accuracy of the results of the application of the algorithmic models is dependent on a variety of factors, such as the integrity of the data put into the models, the analytical and mathematical bases of the models, their accurate incorporation into computations including software code, and appropriate implementation of the models' results in constructing the Fund's portfolio.

CONCENTRATION RISK -- Because the Index is rebalanced on each monthly rebalancing date, and may be rebalanced intra-month due to a special rebalancing, the allocation of the Index to any specific asset class may vary substantially over time. This may result in concentrated allocations to one or more asset classes (subject to any applicable maximums) and low or zero allocations to others. If the Index becomes concentrated in a limited number of components, the Index may decline significantly if those components decline in value. The Fund may have a high allocation to equities at any time. This could result in increased risk of loss as compared to other target date funds, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

PORTFOLIO TURNOVER RISK -- The Index is rebalanced monthly and may rebalance more frequently due to special rebalancing. The Fund is expected to engage in frequent and active trading of portfolio securities or other financial instruments in attempting to track the Index. A high turnover rate often involves higher expenses, including brokerage commissions, which will be borne directly by the Fund. This may have an adverse impact on performance and may increase the amount of capital gains (in particular, short term gains) realized by the Fund that are required to be distributed by the Fund to shareholders. Shareholders may incur additional tax liability as a result of such distributions.

TARGET YEAR RISK -- The Fund's target year serves as a general guide to the relative market risk of the Fund, and an investor's decision to invest in the Fund, given its target year and market risk exposure, depends upon individual risk tolerance, among other factors. Investors should consider individually whether the Fund's investment goals are aligned with their own. The Fund's goals may not align with the goals of an investor who seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. An investor may experience losses, at any time, including near, at or after the Fund's target year. In addition, there is no guarantee that an investor's investment in the Fund will provide any income, including income at or through the years following the Fund's target year in amounts adequate to meet the investor's goals or retirement needs. An investor should conduct a periodic review and assessment of the Fund's performance and continuing fit with the investor's objectives and changing life situation.

NO FUND OPERATING HISTORY/NEW INDEX RISK -- As of the date of this prospectus, the Fund has not commenced operations and as such has no prior operating history by which an investor can evaluate performance. In addition, the Fund seeks to approximate the results of the Index, which is a newly created index. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance.

OTHER INVESTMENT RISKS -- The Fund will be exposed to investment risks that are characteristic of the types of asset in which it may invest.

INVESTMENTS IN ETFS AND OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in ETFs or other investment companies, such as closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such investment companies. The Fund may invest in exchange-traded products that are similar to ETFs, but that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"), including publicly traded partnerships that are treated as partnerships for federal income tax purposes. These exchange-traded products typically hold commodities, such as gold or oil, currency or other property that is itself not a security. With investments in ETFs, other investment companies and similar exchange-traded products, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the ETFs or other investment companies or exchange-traded products in addition to bearing the Fund's own direct fees and expenses.

EQUITY RISK -- Since the Fund invests in equity securities directly or indirectly, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

FOREIGN COMPANY AND CURRENCY RISK; EMERGING MARKET SECURITIES RISK -- Investing in foreign companies directly or indirectly poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. Investments in emerging markets securities involve not only the risks with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

LARGE COMPANY RISK -- The Fund may invest in larger companies directly or indirectly. As compared to successful smaller companies, larger companies may have slower rates of growth and may respond more slowly to certain market developments.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest directly or indirectly may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FIXED INCOME SECURITIES RISK -- Fixed income securities are subject to interest rate, credit and liquidity risks. Changes in interest rates are an important risk that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. Credit risk is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default. Liquidity risk is the risk that there may be few available buyers for a security. Although fixed income securities generally have been less volatile over time than equities and commodities, if a period of low volatility is followed by a sudden increase in volatility close to the target date, this could result in increased risk of loss.

INFLATION-INDEXED SECURITY RISK -- Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities ("TIPS"), tends to decrease when real interest rates increase and can increase when real interest rates decrease.

COMMODITY RISK -- Exposure to the commodities markets, directly or indirectly, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. The Fund may have greater exposure to commodities relative to other target date funds. This could result in increased risk of loss, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

DERIVATIVES RISK -- The Fund expects to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Fund does not intend to invest on a leveraged basis and intends to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

The Fund may enter into futures contracts and total return swaps. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Total return swaps are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets.

TAX RISK -- The Fund intends to satisfy tax requirements applicable to regulated investment companies each year, including a qualifying income requirement, so that the Fund will not be liable for U.S. federal income tax on the income and capital gains that it timely distributes to shareholders each year. There is a risk, however, that certain of the investments of the Fund may from time to time generate income that does not constitute qualifying income to the Fund. The Fund intends to monitor the income from such investments in order to be able to satisfy such qualifying income requirement. However, if the Fund's non-qualifying income should exceed 10% of the Fund's gross income for a taxable year, in the absence of relief from the Internal Revenue Service ("IRS"), the Fund would become liable for a corporate level federal income tax on its taxable income and gains, regardless of whether such income and gains are distributed to shareholders. If such an event should occur, the Fund generally would expect to seek relief from such tax from the IRS in exchange for the payment of a smaller penalty tax pursuant to a new statutory relief provision in the Internal Revenue Code. However, the Fund cannot give any assurance that the IRS will grant such relief.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Class I Shares | Citi Market Pilot 2030 Fund
CITI MARKET PILOT 2030 FUND
INVESTMENT OBJECTIVE
The Citi Market Pilot 2030 Fund (the "Fund") seeks performance results that, before fees and expenses, approximate the performance of the Citi Market Pilot 2030 Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Class I Shares Citi Market Pilot 2030 Fund I Shares
Management Fees		0.85%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		1.72%
Less Fee Reductions and/or Expense Reimbursements		(0.62%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	1.10%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Citigroup First Investment Management Americas LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for I Shares (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's average daily net assets until May 24, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Fund may pay the Adviser the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap so that the Adviser may recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 24, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Class I Shares Citi Market Pilot 2030 Fund I Shares	112	466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These are additional expenses paid directly by the Fund that vary based on the Fund's transaction activity. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund may have higher turnover than other funds; see Principal Risks: Portfolio Turnover Risk below.

PRINCIPAL INVESTMENT STRATEGIES

Citigroup First Investment Management Americas LLC (the "Adviser"), the Fund's adviser, selects the Fund's investments with the goal that the Fund's performance results, before fees and expenses, will approximate the performance of the Citi Market Pilot 2030 Index (the "Index"), a new, proprietary index sponsored and maintained by Citigroup Global Markets Limited (the "Index Sponsor"), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2030 ("target year").

Because the Fund's goal is to attain performance results, before fees and expenses, that approximate the performance of the Index, the Adviser, on behalf of the Fund, does not engage in traditional active investment management, which would involve buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser allocates the Fund securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weightings that they have within the Index, as allocated at such time. The Adviser generally seeks to track the performance of the Index by investing in securities and other financial instruments that are components of the Index or in other financial instruments that the Adviser believes are comparable to the Index components.

The Adviser expects to invest in exchange-traded funds ("ETFs") or similar products, investments underlying these products, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. Whenever the Index is rebalanced, the Adviser will generally seek to invest the Fund's portfolio to reflect the Index components after rebalancing. When the Index is allocated 100% to 90-day U.S. Treasury bills, the Adviser will generally seek to invest the Fund's portfolio 100% in U.S. dollar cash and cash equivalents.

INDEX OVERVIEW

The Index measures the performance of a basket of components, which will from time to time include some or all of the equities, commodities, fixed income and inflation components described below. The Index components are rebalanced monthly based on a proprietary methodology that selects the combination of Index components that has the highest expected return while keeping its expected volatility equal to or below a pre-determined level of expected volatility and applying other risk-mitigating rules, each as described below.

The Index methodology seeks to mitigate risk by limiting expected volatility at each monthly rebalancing and through the other risk-mitigating features described below. Since the Fund seeks to approximate the performance of the Index, the Fund differs from the approach of target date funds that seek to limit investment risk by periodically adjusting their portfolios according to a fixed asset allocation schedule or glide path.

Volatility is one of the most commonly used measurements of risk of an index or its components; the greater the volatility, the greater the fluctuation in returns (positive or negative) and the greater the potential for larger gains or losses. The Index is based on the assumption that investors are willing to accept more volatility risk when they have a longer investment horizon (corresponding to a longer period remaining to the target year) in order to improve potential returns and are willing to accept less volatility risk as their investment horizon becomes shorter (corresponding to a shorter period remaining to the target year). Since it is impossible to know in advance what actual volatility or actual returns will be, the Index methodology uses historical data to estimate the future volatility and future return for various potential Index weightings at each monthly rebalancing. These estimates are calculated using the weighted historical return of the Index components (with a greater emphasis on more recent returns) and the historical relationships between those weighted historical returns. The terms "expected volatility" and "expected return" are used throughout this Prospectus to refer to the estimates of future volatility and future return that are used to rebalance the Index each month.

The Index determines a new component allocation each month subject to the requirement that the expected volatility of the allocation must be equal to or lower than a specified level that declines over time as the target year approaches. This declining maximum permitted level of expected volatility is referred to in this Prospectus as the "volatility glide path." Unlike a fixed asset allocation glide path where the allocation is specified by the glide path, the volatility glide path is just one factor in the determination of the Index allocation. The expected volatility for the Index at any rebalancing cannot exceed, but may be lower than, the volatility glide path. More importantly, as described below under Principal Risk Factors, the volatility glide path does not predict the actual volatility that will be realized by the Index. These volatility levels could vary significantly from the levels in the volatility glide path.

The Index includes other features that are designed to mitigate risk. At each monthly rebalancing, Index allocations are subject to a maximum percentage for equities (80%), emerging market equities (40%) and commodities (20%). If the highest expected return on a monthly rebalancing is less than or equal to the prevailing 90-day U.S. Treasury bill rate, the Index is instead rebalanced in full to 90-day U.S. Treasury bills. In addition, the Index is rebalanced in full to 90-day U.S. Treasury bills until the next monthly rebalancing date if there has been a decline in the Index level, as of the end of any business day, of 8% or more as compared to the Index level 21 business days earlier. Even with this rebalancing mechanism, the Index could decline by more than 8%. See Principal Risks: Index Methodology Risk.

INDEX COMPONENTS

The components of the Index include seven market components as well as a 90-day U.S. Treasury bill component, although the Index will not necessarily be exposed to all its components at any time. The market components of the Index are (a) ETFs or similar products based on indexes of equity securities, fixed income securities, inflation linked securities and commodities and (b) a U.S. Treasury index. The indexes on which the ETFs are based include securities issued by both U.S. and foreign issuers, including emerging market issuers.

The Index components and the market sectors they are intended to represent are:

INDEX COMPONENT	MARKET SECTOR

(1) SPDR S&P 500 ETF Trust	U.S. equities

(2) Vanguard MSCI EAFE ETF	Developed Markets equity

(3) Vanguard MSCI Emerging Markets ETF	Emerging Markets equity

(4) iShares Barclays US Treasury Inflation Protected Securities Fund ETF	Inflation Linked U.S. Treasuries ("TIPS")

(5) iShares Barclays Aggregate Bond Fund ETF	U.S. Fixed Income

(6)PowerShares DB Commodity Index Tracking Fund	Commodities

(7) Citigroup US Treasury Index	U.S. Treasuries

(8) 90-day U.S. Treasury bills

The first seven of these components are the "Market Components" of the Index. The 90-day U.S. Treasury bill component is the "Defensive Component."

MONTHLY INDEX REBALANCING

The Index uses a proprietary rules-based methodology to rebalance the weightings of the Index components each month according to a multi-step process:

STEP 1: The first step involves a statistical assessment of expected returns and expected volatility using the historical performance of the Market Components and the relationship among those historical returns. This statistical assessment is based on approximately one year of historical weighted average returns, with substantially greater emphasis given to more recent data.

STEP 2: A proprietary optimization algorithm is then applied to find percentage weights for each Market Component (subject to maximums of 80% for all equity components, 40% for emerging markets equities, 20% for commodities and 100% for all other Market Components) so that the expected return of the allocation is as high as possible without its expected volatility exceeding the current level specified in the volatility glide path.

STEP 3: If the expected return of the allocation arrived at by Step 2 is greater than the current 90-day U.S. Treasury bill rate, then the Index rebalances to those allocations. If not, the Index is allocated 100% to the Defensive Component.

ADDITIONAL REBALANCING TO DEFENSIVE COMPONENT

In addition to the regular monthly rebalancing described above, at the end of each business day the Index methodology compares the Index level with the Index level as calculated 21 business days earlier. If the current Index level is lower than the Index level 21 business days earlier by 8% or more, then the Index is re-allocated 100% to the Defensive Component until the next monthly rebalancing date.

THE VOLATILITY GLIDE PATH

The volatility glide path below shows the maximum permitted level of expected volatility that may be used in determining the Index allocation on each monthly rebalancing date. To put these volatility figures in context, since early 1989, the average 30-day volatility of U.S. equity as demonstrated by the S&P Total Return Index was approximately 15.8% while U.S. bond volatility as demonstrated by the Barclays US Aggregate Total Return Value Unhedged US Dollar Index averaged approximately 3.8% (Source Bloomberg: Period February 8, 1989 -- March 31, 2013). However, the short-term volatility of these asset classes--and all asset classes—can fluctuate significantly. The effect of the volatility glide path will generally be to decrease the weighting of Index components with higher recent volatility and to increase the weighting of Index components with lower recent volatility as the target year approaches.

The volatility glide path begins at a higher level consistent with greater potential fluctuation in returns and becomes more conservative as the target year approaches. The lowest level on the volatility glide path is reached at the beginning of the target year. Thereafter, the expected volatility level continues at the same level and the Index components continue to be rebalanced using the multi-step process described above.

As noted above, the expected volatility of the component allocation determined for the Index on a monthly rebalancing date will not be greater, but may be lower, than the level shown in the volatility glide path for that month. In addition, because the expected volatility of the Index is determined using historical data, the volatility glide path does not predict the actual future volatility of the Index.

VOLATILITY GLIDE PATH* FOR CITI MARKET PILOT 2030 INDEX
(2012-2030)

CITI MARKET PILOT
JANUARY 1,	2030 TOTAL RETURN INDEX

2013	16.34%

2014	16.01%

2015	15.60%

2016	15.19%

2017	14.72%

2018	14.21%

2019	13.67%

2020	13.08%

2021	12.44%

2022	11.76%

2023	11.02%

2024	10.20%

2025	9.30%

2026	8.29%

2027	7.15%

2028	5.88%

2029	4.44%

2030	2.80%

* The volatility glide path represents the maximum permitted level of "expected volatility" for the Index allocation on each monthly rebalancing date during the period shown above. Expected volatility is an estimate of future Index volatility calculated by the Index methodology based on the weighted average historical returns of the Index components and the historical relationship between those returns. The expected volatility of the Index allocation at any rebalancing date will not exceed, but may be less than, the volatility glide path. The volatility glide path does not predict the actual volatility that will be realized by the Index, which may vary significantly from the volatility glide path.

The volatility glide path was developed by the Index Sponsor based on a statistical analysis of market data for the 5-year period ended January 1, 2007, the initial date for calculation of the Index (the "Calculation Start Date"), and has not been and will not be revised to take into account subsequent developments.

INDEX PUBLICATION

The Index is published on Bloomberg under the ticker CIISMP30. The Index Sponsor has appointed Standard & Poor's Financial Services LLC (the "Index Calculation Agent") to be responsible for calculation of the Index level at the end of each business day and publication of the Index level on each business day.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INDEX FUND RISK -- Because the Fund seeks to approximately track the Index, the Fund may purchase, hold and sell investments at times when a traditional actively managed fund would not do so. The Adviser, on behalf of the Fund, will not engage in buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser causes the Fund to invest in securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weighting that they have within the Index. As a result, the Fund could miss attractive investment opportunities by being underweighted in markets that subsequently experience significant returns and could lose value by being overweighted in markets that subsequently experience significant declines, and may underperform other investment strategies.

INDEX TRACKING RISK --The Fund may not track, and its performance may vary substantially from, that of the Index for any period of time. The fact that the Index does not incur trading costs and does not reflect deduction of fees can be expected to increase tracking variance. The Adviser generally expects the Fund to invest in securities and other financial instruments that are components of the Index, investments underlying Index components, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. However, regulatory constraints, tax considerations or operational factors may result in the exposure of the Fund varying from that of the Index. In addition, where the Adviser deems it appropriate for anticipated liquidity needs, the Adviser may increase the Fund's investments in cash equivalents. The Fund's assets may be substantially allocated to cash equivalents until Fund assets reach sufficient size to be deployed in a manner that provides exposure similar to the Index. Whenever the Index is rebalanced, it may take the Adviser a period of time to purchase and sell securities and other financial instruments to reflect the rebalanced Index, and the Fund's exposure would vary from that of the Index during the rebalancing process. The fact that the holdings of the Fund may not precisely match the components of the Index can be expected to increase tracking variance.

INDEX METHODOLOGY RISK -- The Index methodology determines the expected return and expected volatility of Index components using historical return and historical volatility, which may not be accurate indicators of future results. In addition, the Index is not rebalanced in response to changes in volatility of Index components during the period between monthly rebalancing dates. A sudden change in volatility of one or more Index components may therefore cause the actual volatility of the Index to substantially exceed (or to be substantially less than) the historical volatility levels used by the allocation methodology and also to substantially exceed (or to be substantially less than) the volatility glide path at any time, both because there is a time lag inherent in the formulas by which expected volatility is determined and because the Index is rebalanced using the volatility glide path only once each month. The Index methodology will therefore not eliminate the risk that actual volatility could result in declines in the Index or losses in the Fund.

Application of the volatility glide path and other risk-mitigating features of the Index methodology at each monthly rebalancing may have the effect of limiting potential increases in the Index or gains for the Fund. In addition, the methodology seeks to provide protection in certain falling markets by temporarily reallocating to 90-day U.S. Treasury bills until the next monthly rebalancing, which may result in lower performance in rising markets.

Like all mathematical models, the models used to develop the volatility glide path and to reallocate the Index components at each monthly rebalancing are based on assumptions that may not reflect actual market conditions. For example, the models assume normal distribution of possible future Index returns following each Index rebalancing, but in reality potential losses may differ in frequency and degree as compared with potential gains. Similarly, the volatility glide path and the monthly reallocation process use a measure of volatility based on the relationship of weighted average historical returns of the Market Components over a period of approximately one year. This is one of many possible ways of calculating volatility. An alternative index based on a different measure of volatility might perform better than the Index.

The volatility glide path was determined by the Index Sponsor based on market conditions during the five years preceding the Calculation Start Date, does not reflect changes in market conditions since the Calculation Start Date and will not reflect any future changes in market conditions. The volatility glide path was set as of the Calculation Start Date and will not be adjusted to take into account performance of the Index after the Calculation Start Date. The volatility glide path is based on statistical probability, which does not exclude the possibility that the Index will decline from the Calculation Start Date to the target year. Due to these limitations, the Index, and therefore the Fund, may underperform or decline in value even if the actual volatility of the Index remains within the volatility glide path at all times from the date of an investment in the Fund until the target year. If the volatility glide path is too high, there may be an increased risk of a decline in the Index prior to the target year. If the volatility glide path is too low, the risk that the Index will underperform other investment strategies may increase. In addition, the Fund could realize losses greater than the Index losses due to time delay in applying the Index methodology or tracking error.

The Index methodology seeks to provide protection in certain falling markets by temporarily reallocating to the Defensive Component until the next monthly rebalancing date if, as of the end of any business day, the Index level decreases by 8% or more compared to the Index level 21 business days earlier. Notwithstanding this mechanism, the resulting decline in the Index may exceed 8% because the Index level is determined at the end of each Index business day and therefore will not limit exposure to intraday declines and also because the Index rebalancing will not occur until the next business day.

The Index methodology also reallocates to the Defensive Component on a monthly rebalancing date if the highest expected return at or below the volatility glide path is not greater than a hurdle rate equal to the 90-day U.S. Treasury bill rate of return. There is no assurance that the hurdle rate will be attained.

ALGORITHM RISK -- Systems and related risks are associated with the development and implementation of the algorithmic-based Index and the Adviser's trading strategies designed to track the Index. The accuracy of the results of the application of the algorithmic models is dependent on a variety of factors, such as the integrity of the data put into the models, the analytical and mathematical bases of the models, their accurate incorporation into computations including software code, and appropriate implementation of the models' results in constructing the Fund's portfolio.

CONCENTRATION RISK -- Because the Index is rebalanced on each monthly rebalancing date, and may be rebalanced intra-month due to a special rebalancing, the allocation of the Index to any specific asset class may vary substantially over time. This may result in concentrated allocations to one or more asset classes (subject to any applicable maximums) and low or zero allocations to others. If the Index becomes concentrated in a limited number of components, the Index may decline significantly if those components decline in value. The Fund may have a high allocation to equities at any time. This could result in increased risk of loss as compared to other target date funds, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

PORTFOLIO TURNOVER RISK -- The Index is rebalanced monthly and may rebalance more frequently due to special rebalancing. The Fund is expected to engage in frequent and active trading of portfolio securities or other financial instruments in attempting to track the Index. A high turnover rate often involves higher expenses, including brokerage commissions, which will be borne directly by the Fund. This may have an adverse impact on performance and may increase the amount of capital gains (in particular, short term gains) realized by the Fund that are required to be distributed by the Fund to shareholders. Shareholders may incur additional tax liability as a result of such distributions.

TARGET YEAR RISK -- The Fund's target year serves as a general guide to the relative market risk of the Fund, and an investor's decision to invest in the Fund, given its target year and market risk exposure, depends upon individual risk tolerance, among other factors. Investors should consider individually whether the Fund's investment goals are aligned with their own. The Fund's goals may not align with the goals of an investor who seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. An investor may experience losses, at any time, including near, at or after the Fund's target year. In addition, there is no guarantee that an investor's investment in the Fund will provide any income, including income at or through the years following the Fund's target year in amounts adequate to meet the investor's goals or retirement needs. An investor should conduct a periodic review and assessment of the Fund's performance and continuing fit with the investor's objectives and changing life situation.

NO FUND OPERATING HISTORY/NEW INDEX RISK -- As of the date of this prospectus, the Fund has not commenced operations and as such has no prior operating history by which an investor can evaluate performance. In addition, the Fund seeks to approximate the results of the Index, which is a newly created index. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance.

OTHER INVESTMENT RISKS -- The Fund will be exposed to investment risks that are characteristic of the types of asset in which it may invest.

INVESTMENTS IN ETFS AND OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in ETFs or other investment companies, such as closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such investment companies. The Fund may invest in exchange-traded products that are similar to ETFs, but that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"), including publicly traded partnerships that are treated as partnerships for federal income tax purposes. These exchange-traded products typically hold commodities, such as gold or oil, currency or other property that is itself not a security. With investments in ETFs, other investment companies and similar exchange-traded products, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the ETFs or other investment companies or exchange-traded products in addition to bearing the Fund's own direct fees and expenses.

EQUITY RISK -- Since the Fund invests in equity securities directly or indirectly, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

FOREIGN COMPANY AND CURRENCY RISK; EMERGING MARKET SECURITIES RISK -- Investing in foreign companies directly or indirectly poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. Investments in emerging markets securities involve not only the risks with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

LARGE COMPANY RISK -- The Fund may invest in larger companies directly or indirectly. As compared to successful smaller companies, larger companies may have slower rates of growth and may respond more slowly to certain market developments.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest directly or indirectly may have limited product lines, markets and financial resource, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies.

FIXED INCOME SECURITIES RISK -- Fixed income securities are subject to interest rate, credit and liquidity risks. Changes in interest rates are an important risk that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. Credit risk is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default. Liquidity risk is the risk that there may be few available buyers for a security. Although fixed income securities generally have been less volatile over time than equities and commodities, if a period of low volatility is followed by a sudden increase in volatility close to the target date, this could result in increased risk of loss.

INFLATION-INDEXED SECURITY RISK -- Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities ("TIPS"), tends to decrease when real interest rates increase and can increase when real interest rates decrease.

COMMODITY RISK -- Exposure to the commodities markets, directly or indirectly, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. The Fund may have greater exposure to commodities relative to other target date funds. This could result in increased risk of loss, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

DERIVATIVES RISK -- The Fund expects to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Fund does not intend to invest on a leveraged basis and intends to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

The Fund may enter into futures contracts and total return swaps. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Total return swaps are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets.

TAX RISK -- The Fund intends to satisfy tax requirements applicable to regulated investment companies each year, including a qualifying income requirement, so that the Fund will not be liable for U.S. federal income tax on the income and capital gains that it timely distributes to shareholders each year. There is a risk, however, that certain of the investments of the Fund may from time to time generate income that does not constitute qualifying income to the Fund. The Fund intends to monitor the income from such investments in order to be able to satisfy such qualifying income requirement. However, if the Fund's non-qualifying income should exceed 10% of the Fund's gross income for a taxable year, in the absence of relief from the Internal Revenue Service ("IRS"), the Fund would become liable for a corporate level federal income tax on its taxable income and gains, regardless of whether such income and gains are distributed to shareholders. If such an event should occur, the Fund generally would expect to seek relief from such tax from the IRS in exchange for the payment of a smaller penalty tax pursuant to a new statutory relief provision in the Internal Revenue Code. However, the Fund cannot give any assurance that the IRS will grant such relief.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Class I Shares | Citi Market Pilot 2040 Fund
CITI MARKET PILOT 2040 FUND
INVESTMENT OBJECTIVE
The Citi Market Pilot 2040 Fund (the "Fund") seeks performance results that, before fees and expenses, approximate the performance of the Citi Market Pilot 2040 Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Class I Shares Citi Market Pilot 2040 Fund I Shares
Management Fees		0.85%
Other Expenses	[1]	0.72%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		1.72%
Less Fee Reductions and/or Expense Reimbursements		(0.62%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	1.10%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Citigroup First Investment Management Americas LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for I Shares (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's average daily net assets until May 24, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Fund may pay the Adviser the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap so that the Adviser may recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 24, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Class I Shares Citi Market Pilot 2040 Fund I Shares	112	466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These are additional expenses paid directly by the Fund that vary based on the Fund's transaction activity. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. The Fund may have higher turnover than other funds; see Principal Risks: Portfolio Turnover Risk below.

PRINCIPAL INVESTMENT STRATEGIES

Citigroup First Investment Management Americas LLC (the "Adviser"), the Fund's adviser, selects the Fund's investments with the goal that the Fund's performance results, before fees and expenses, will approximate the performance of the Citi Market Pilot 2040 Index (the "Index"), a new, proprietary index sponsored and maintained by Citigroup Global Markets Limited (the "Index Sponsor"), an affiliate of the Adviser. The Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of 2040 ("target year").

Because the Fund's goal is to attain performance results, before fees and expenses, that approximate the performance of the Index, the Adviser, on behalf of the Fund, does not engage in traditional active investment management, which would involve buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser allocates the Fund securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weightings that they have within the Index, as allocated at such time. The Adviser generally seeks to track the performance of the Index by investing in securities and other financial instruments that are components of the Index or in other financial instruments that the Adviser believes are comparable to the Index components.

The Adviser expects to invest in exchange-traded funds ("ETFs") or similar products, investments underlying these products, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. Whenever the Index is rebalanced, the Adviser will generally seek to invest the Fund's portfolio to reflect the Index components after rebalancing. When the Index is allocated 100% to 90-day U.S. Treasury bills, the Adviser will generally seek to invest the Fund's portfolio 100% in U.S. dollar cash and cash equivalents.

INDEX OVERVIEW

The Index measures the performance of a basket of components, which will from time to time include some or all of the equities, commodities, fixed income and inflation components described below. The Index components are rebalanced monthly based on a proprietary methodology that selects the combination of Index components that has the highest expected return while keeping its expected volatility equal to or below a pre-determined level of expected volatility and applying other risk-mitigating rules, each as described below.

The Index methodology seeks to mitigate risk by limiting expected volatility at each monthly rebalancing and through the other risk-mitigating features described below. Since the Fund seeks to approximate the performance of the Index, the Fund differs from the approach of target date funds that seek to limit investment risk by periodically adjusting their portfolios according to a fixed asset allocation schedule or glide path.

Volatility is one of the most commonly used measurements of risk of an index or its components; the greater the volatility, the greater the fluctuation in returns (positive or negative) and the greater the potential for larger gains or losses. The Index is based on the assumption that investors are willing to accept more volatility risk when they have a longer investment horizon (corresponding to a longer period remaining to the target year) in order to improve potential returns and are willing to accept less volatility risk as their investment horizon becomes shorter (corresponding to a shorter period remaining to the target year). Since it is impossible to know in advance what actual volatility or actual returns will be, the Index methodology uses historical data to estimate the future volatility and future return for various potential Index weightings at each monthly rebalancing. These estimates are calculated using the weighted historical return of the Index components (with a greater emphasis on more recent returns) and the historical relationships between those weighted historical returns. The terms "expected volatility" and "expected return" are used throughout this Prospectus to refer to the estimates of future volatility and future return that are used to rebalance the Index each month.

The Index determines a new component allocation each month subject to the requirement that the expected volatility of the allocation must be equal to or lower than a specified level that declines over time as the target year approaches. This declining maximum permitted level of expected volatility is referred to in this Prospectus as the "volatility glide path." Unlike a fixed asset allocation glide path where the allocation is specified by the glide path, the volatility glide path is just one factor in the determination of the Index allocation. The expected volatility for the Index at any rebalancing cannot exceed, but may be lower than, the volatility glide path. More importantly, as described below under Principal Risk Factors, the volatility glide path does not predict the actual volatility that will be realized by the Index. These volatility levels could vary significantly from the levels in the volatility glide path.

The Index includes other features that are designed to mitigate risk. At each monthly rebalancing, Index allocations are subject to a maximum percentage for equities (80%), emerging market equities (40%) and commodities (20%). If the highest expected return on a monthly rebalancing is less than or equal to the prevailing 90-day U.S. Treasury bill rate, the Index is instead rebalanced in full to 90-day U.S. Treasury bills. In addition, the Index is rebalanced in full to 90-day U.S. Treasury bills until the next monthly rebalancing date if there has been a decline in the Index level, as of the end of any business day, of 8% or more as compared to the Index level 21 business days earlier. Even with this rebalancing mechanism, the Index could decline by more than 8%. See Principal Risks: Index Methodology Risk.

INDEX COMPONENTS

The components of the Index include seven market components as well as a 90-day U.S. Treasury bill component, although the Index will not necessarily be exposed to all its components at any time. The market components of the Index are (a) ETFs or similar products based on indexes of equity securities, fixed income securities, inflation linked securities and commodities and (b) a U.S. Treasury index. The indexes on which the ETFs are based include securities issued by both U.S. and foreign issuers, including emerging market issuers.

The Index components and the market sectors they are intended to represent are:

INDEX COMPONENT	MARKET SECTOR

(1) SPDR S&P 500 ETF Trust	U.S. equities

(2) Vanguard MSCI EAFE ETF	Developed Markets equity

(3) Vanguard MSCI Emerging Markets ETF	Emerging Markets equity

(4) iShares Barclays US Treasury Inflation Protected Securities Fund ETF	Inflation Linked U.S. Treasuries ("TIPS")

(5) iShares Barclays Aggregate Bond Fund ETF	U.S. Fixed Income

(6)PowerShares DB Commodity Index Tracking Fund	Commodities

(7) Citigroup US Treasury Index	U.S. Treasuries

(8) 90-day U.S. Treasury bills

The first seven of these components are the "Market Components" of the Index. The 90-day U.S. Treasury bill component is the "Defensive Component."

MONTHLY INDEX REBALANCING

The Index uses a proprietary rules-based methodology to rebalance the weightings of the Index components each month according to a multi-step process:

STEP 1: The first step involves a statistical assessment of expected returns and expected volatility using the historical performance of the Market Components and the relationship among those historical returns. This statistical assessment is based on approximately one year of historical weighted average returns, with substantially greater emphasis given to more recent data.

STEP 2: A proprietary optimization algorithm is then applied to find percentage weights for each Market Component (subject to maximums of 80% for all equity components, 40% for emerging markets equities, 20% for commodities and 100% for all other Market Components) so that the expected return of the allocation is as high as possible without its expected volatility exceeding the current level specified in the volatility glide path.

STEP 3: If the expected return of the allocation arrived at by Step 2 is greater than the current 90-day U.S. Treasury bill rate, then the Index rebalances to those allocations. If not, the Index is allocated 100% to the Defensive Component.

ADDITIONAL REBALANCING TO DEFENSIVE COMPONENT

In addition to the regular monthly rebalancing described above, at the end of each business day the Index methodology compares the Index level with the Index level as calculated 21 business days earlier. If the current Index level is lower than the Index level 21 business days earlier by 8% or more, then the Index is re-allocated 100% to the Defensive Component until the next monthly rebalancing date.

THE VOLATILITY GLIDE PATH

The volatility glide path below shows the maximum permitted level of expected volatility that may be used in determining the Index allocation on each monthly rebalancing date. To put these volatility figures in context, since early 1989, the average 30-day volatility of U.S. equity as demonstrated by the S&P Total Return Index was approximately 15.8% while U.S. bond volatility as demonstrated by the Barclays US Aggregate Total Return Value Unhedged US Dollar Index averaged approximately 3.8% (Source Bloomberg: Period February 8, 1989 -- March 31, 2013). However, the short-term volatility of these asset classes--and all asset classes—can fluctuate significantly. The effect of the volatility glide path will generally be to decrease the weighting of Index components with higher recent volatility and to increase the weighting of Index components with lower recent volatility as the target year approaches.

The volatility glide path begins at a higher level consistent with greater potential fluctuation in returns and becomes more conservative as the target year approaches. The lowest level on the volatility glide path is reached at the beginning of the target year. Thereafter, the expected volatility level continues at the same level and the Index components continue to be rebalanced using the multi-step process described above.

As noted above, the expected volatility of the component allocation determined for the Index on a monthly rebalancing date will not be greater, but may be lower, than the level shown in the volatility glide path for that month. In addition, because the expected volatility of the Index is determined using historical data, the volatility glide path does not predict the actual future volatility of the Index.

VOLATILITY GLIDE PATH* FOR CITI MARKET PILOT 2040 INDEX

CITI MARKET PILOT
JANUARY 1,	2040 TOTAL RETURN INDEX

2013	18.71%

2014	18.54%

2015	18.36%

2016	18.18%

2017	17.96%

2018	17.73%

2019	17.50%

2020	17.25%

2021	17.00%

2022	16.67%

2023	16.34%

2024	16.01%

2025	15.60%

2026	15.19%

2027	14.72%

2028	14.21%

2029	13.67%

2030	13.08%

2031	12.44%

2032	11.76%

2033	11.02%

2034	10.20%

2035	9.30%

2036	8.29%

2037	7.15%

2038	5.88%

2039	4.44%

2040	2.80%

* The volatility glide path represents the maximum permitted level of "expected volatility" for the Index allocation on each monthly rebalancing date during the period shown above. Expected volatility is an estimate of future Index volatility calculated by the Index methodology based on the weighted average historical returns of the Index components and the historical relationship between those returns. The expected volatility of the Index allocation at any rebalancing date will not exceed, but may be less than, the volatility glide path. The volatility glide path does not predict the actual volatility that will be realized by the Index, which may vary significantly from the volatility glide path.

The volatility glide path was developed by the Index Sponsor based on a statistical analysis of market data for the 5-year period ended January 1, 2007, the initial date for calculation of the Index (the "Calculation Start Date"), and has not been and will not be revised to take into account subsequent developments.

INDEX PUBLICATION

The Index is published on Bloomberg under the ticker CIISMP40. The Index Sponsor has appointed Standard & Poor's Financial Services LLC (the "Index Calculation Agent") to be responsible for calculation of the Index level at the end of each business day and publication of the Index level on each business day.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INDEX FUND RISK -- Because the Fund seeks to approximately track the Index, the Fund may purchase, hold and sell investments at times when a traditional actively managed fund would not do so. The Adviser, on behalf of the Fund, will not engage in buying and selling securities and other financial instruments based on its analysis of economic and market factors and individual issuers. Instead, in seeking to track the performance of the Index, the Adviser causes the Fund to invest in securities and other financial instruments that provide long exposure to the various securities and other assets that comprise or underlie the Index in approximately the same weighting that they have within the Index. As a result, the Fund could miss attractive investment opportunities by being underweighted in markets that subsequently experience significant returns and could lose value by being overweighted in markets that subsequently experience significant declines, and may underperform other investment strategies.

INDEX TRACKING RISK --The Fund may not track, and its performance may vary substantially from, that of the Index for any period of time. The fact that the Index does not incur trading costs and does not reflect deduction of fees can be expected to increase tracking variance. The Adviser generally expects the Fund to invest in securities and other financial instruments that are components of the Index, investments underlying Index components, futures or swaps directly linked to an Index component (or futures or swaps on an instrument underlying an Index component) or in other assets that provide similar exposure and that the Adviser believes will assist in tracking the return of the Index. However, regulatory constraints, tax considerations or operational factors may result in the exposure of the Fund varying from that of the Index. In addition, where the Adviser deems it appropriate for anticipated liquidity needs, the Adviser may increase the Fund's investments in cash equivalents. The Fund's assets may be substantially allocated to cash equivalents until Fund assets reach sufficient size to be deployed in a manner that provides exposure similar to the Index. Whenever the Index is rebalanced, it may take the Adviser a period of time to purchase and sell securities and other financial instruments to reflect the rebalanced Index, and the Fund's exposure would vary from that of the Index during the rebalancing process. The fact that the holdings of the Fund may not precisely match the components of the Index can be expected to increase tracking variance.

INDEX METHODOLOGY RISK -- The Index methodology determines the expected return and expected volatility of Index components using historical return and historical volatility, which may not be accurate indicators of future results. In addition, the Index is not rebalanced in response to changes in volatility of Index components during the period between monthly rebalancing dates. A sudden change in volatility of one or more Index components may therefore cause the actual volatility of the Index to substantially exceed (or to be substantially less than) the historical volatility levels used by the allocation methodology and also to substantially exceed (or to be substantially less than) the volatility glide path at any time, both because there is a time lag inherent in the formulas by which expected volatility is determined and because the Index is rebalanced using the volatility glide path only once each month. The Index methodology will therefore not eliminate the risk that actual volatility could result in declines in the Index or losses in the Fund.

Application of the volatility glide path and other risk-mitigating features of the Index methodology at each monthly rebalancing may have the effect of limiting potential increases in the Index or gains for the Fund. In addition, the methodology seeks to provide protection in certain falling markets by temporarily reallocating to 90-day U.S. Treasury bills until the next monthly rebalancing, which may result in lower performance in rising markets.

Like all mathematical models, the models used to develop the volatility glide path and to reallocate the Index components at each monthly rebalancing are based on assumptions that may not reflect actual market conditions. For example, the models assume normal distribution of possible future Index returns following each Index rebalancing, but in reality potential losses may differ in frequency and degree as compared with potential gains. Similarly, the volatility glide path and the monthly reallocation process use a measure of volatility based on the relationship of weighted average historical returns of the Market Components over a period of approximately one year. This is one of many possible ways of calculating volatility. An alternative index based on a different measure of volatility might perform better than the Index.

The volatility glide path was determined by the Index Sponsor based on market conditions during the five years preceding the Calculation Start Date, does not reflect changes in market conditions since the Calculation Start Date and will not reflect any future changes in market conditions. The volatility glide path was set as of the Calculation Start Date and will not be adjusted to take into account performance of the Index after the Calculation Start Date. The volatility glide path is based on statistical probability, which does not exclude the possibility that the Index will decline from the Calculation Start Date to the target year. Due to these limitations, the Index, and therefore the Fund, may underperform or decline in value even if the actual volatility of the Index remains within the volatility glide path at all times from the date of an investment in the Fund until the target year. If the volatility glide path is too high, there may be an increased risk of a decline in the Index prior to the target year. If the volatility glide path is too low, the risk that the Index will underperform other investment strategies may increase. In addition, the Fund could realize losses greater than the Index losses due to time delay in applying the Index methodology or tracking error.

The Index methodology seeks to provide protection in certain falling markets by temporarily reallocating to the Defensive Component until the next monthly rebalancing date if, as of the end of any business day, the Index level decreases by 8% or more compared to the Index level 21 business days earlier. Notwithstanding this mechanism, the resulting decline in the Index may exceed 8% because the Index level is determined at the end of each Index business day and therefore will not limit exposure to intraday declines and also because the Index rebalancing will not occur until the next business day.

The Index methodology also reallocates to the Defensive Component on a monthly rebalancing date if the highest expected return at or below the volatility glide path is not greater than a hurdle rate equal to the 90-day U.S. Treasury bill rate of return. There is no assurance that the hurdle rate will be attained.

ALGORITHM RISK -- Systems and related risks are associated with the development and implementation of the algorithmic-based Index and the Adviser's trading strategies designed to track the Index. The accuracy of the results of the application of the algorithmic models is dependent on a variety of factors, such as the integrity of the data put into the models, the analytical and mathematical bases of the models, their accurate incorporation into computations including software code, and appropriate implementation of the models' results in constructing the Fund's portfolio.

CONCENTRATION RISK -- Because the Index is rebalanced on each monthly rebalancing date, and may be rebalanced intra-month due to a special rebalancing, the allocation of the Index to any specific asset class may vary substantially over time. This may result in concentrated allocations to one or more asset classes (subject to any applicable maximums) and low or zero allocations to others. If the Index becomes concentrated in a limited number of components, the Index may decline significantly if those components decline in value. The Fund may have a high allocation to equities at any time. This could result in increased risk of loss as compared to other target date funds, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

PORTFOLIO TURNOVER RISK -- The Index is rebalanced monthly and may rebalance more frequently due to special rebalancing. The Fund is expected to engage in frequent and active trading of portfolio securities or other financial instruments in attempting to track the Index. A high turnover rate often involves higher expenses, including brokerage commissions, which will be borne directly by the Fund. This may have an adverse impact on performance and may increase the amount of capital gains (in particular, short term gains) realized by the Fund that are required to be distributed by the Fund to shareholders. Shareholders may incur additional tax liability as a result of such distributions.

TARGET YEAR RISK -- The Fund's target year serves as a general guide to the relative market risk of the Fund, and an investor's decision to invest in the Fund, given its target year and market risk exposure, depends upon individual risk tolerance, among other factors. Investors should consider individually whether the Fund's investment goals are aligned with their own. The Fund's goals may not align with the goals of an investor who seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. An investor may experience losses, at any time, including near, at or after the Fund's target year. In addition, there is no guarantee that an investor's investment in the Fund will provide any income, including income at or through the years following the Fund's target year in amounts adequate to meet the investor's goals or retirement needs. An investor should conduct a periodic review and assessment of the Fund's performance and continuing fit with the investor's objectives and changing life situation.

NO FUND OPERATING HISTORY/NEW INDEX RISK -- As of the date of this prospectus, the Fund has not commenced operations and as such has no prior operating history by which an investor can evaluate performance. In addition, the Fund seeks to approximate the results of the Index, which is a newly created index. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance.

OTHER INVESTMENT RISKS -- The Fund will be exposed to investment risks that are characteristic of the types of asset in which it may invest.

INVESTMENTS IN ETFS AND OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in ETFs or other investment companies, such as closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such investment companies. The Fund may invest in exchange-traded products that are similar to ETFs, but that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"), including publicly traded partnerships that are treated as partnerships for federal income tax purposes. These exchange-traded products typically hold commodities, such as gold or oil, currency or other property that is itself not a security. With investments in ETFs, other investment companies and similar exchange-traded products, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the ETFs or other investment companies or exchange-traded products in addition to bearing the Fund's own direct fees and expenses.

EQUITY RISK -- Since the Fund invests in equity securities directly or indirectly, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

FOREIGN COMPANY AND CURRENCY RISK; EMERGING MARKET SECURITIES RISK -- Investing in foreign companies directly or indirectly poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. Investments in emerging markets securities involve not only the risks with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

LARGE COMPANY RISK -- The Fund may invest in larger companies directly or indirectly. As compared to successful smaller companies, larger companies may have slower rates of growth and may respond more slowly to certain market developments.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest directly or indirectly may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

FIXED INCOME SECURITIES RISK -- Fixed income securities are subject to interest rate, credit and liquidity risks. Changes in interest rates are an important risk that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. Credit risk is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default. Liquidity risk is the risk that there may be few available buyers for a security. Although fixed income securities generally have been less volatile over time than equities and commodities, if a period of low volatility is followed by a sudden increase in volatility close to the target date, this could result in increased risk of loss.

INFLATION-INDEXED SECURITY RISK -- Inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities ("TIPS"), tends to decrease when real interest rates increase and can increase when real interest rates decrease.

COMMODITY RISK -- Exposure to the commodities markets, directly or indirectly, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. The Fund may have greater exposure to commodities relative to other target date funds. This could result in increased risk of loss, particularly if a period of low volatility is followed by a sudden increase in volatility close to the target date.

DERIVATIVES RISK -- The Fund expects to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Fund does not intend to invest on a leveraged basis and intends to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

The Fund may enter into futures contracts and total return swaps. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Total return swaps are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets.

TAX RISK -- The Fund intends to satisfy tax requirements applicable to regulated investment companies each year, including a qualifying income requirement, so that the Fund will not be liable for U.S. federal income tax on the income and capital gains that it timely distributes to shareholders each year. There is a risk, however, that certain of the investments of the Fund may from time to time generate income that does not constitute qualifying income to the Fund. The Fund intends to monitor the income from such investments in order to be able to satisfy such qualifying income requirement. However, if the Fund's non-qualifying income should exceed 10% of the Fund's gross income for a taxable year, in the absence of relief from the Internal Revenue Service ("IRS"), the Fund would become liable for a corporate level federal income tax on its taxable income and gains, regardless of whether such income and gains are distributed to shareholders. If such an event should occur, the Fund generally would expect to seek relief from such tax from the IRS in exchange for the payment of a smaller penalty tax pursuant to a new statutory relief provision in the Internal Revenue Code. However, the Fund cannot give any assurance that the IRS will grant such relief.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Institutional Class Shares | Hamlin High Dividend Equity Fund
HAMLIN HIGH DIVIDEND EQUITY FUND -- INSTITUTIONAL CLASS SHARES
FUND INVESTMENT OBJECTIVE
The Hamlin High Dividend Equity Fund (the "Fund") seeks high current income and long-term capital appreciation.
FUND FEES AND EXPENSES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Institutional Class Shares Hamlin High Dividend Equity Fund
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 7 days)	0.0200

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Institutional Class Shares Hamlin High Dividend Equity Fund
Management Fees		1.00%
Other Expenses		1.69%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	2.70%
Less Fee Reductions and/or Expense Reimbursements		(1.69%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.01%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares Hamlin High Dividend Equity Fund	103	678	1,279	2,907

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from March 30, 2012 (commencement of Fund operations) to December 31, 2012, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, Hamlin Capital Management, LLC ("Hamlin" or the "Adviser"), the Fund's adviser, seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser's opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

o Dividend yields approximately one and one-half times or greater than that of the S&P 500 Index;

o History of increasing dividends and/or prospects for future dividend growth;

o Low debt, ample free cash flow and attractive returns on equity;

o Attractive valuation suggesting appreciation potential; and

o Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts ("REITS") and interests in master limited partnerships ("MLPs"). The Fund may invest in companies of any market capitalizations range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects the Fund's investments in foreign companies will not exceed 25% of its assets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SECTOR RISK--Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund's shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

o	FINANCIAL SERVICES. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

o	CONSUMER STAPLES. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies' performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

o	CONSUMER DISCRETIONARY. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

o	ENERGY. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

VALUE STOCK RISK -- The Fund pursues a value approach to investing. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

MLP RISK - MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

PERFORMANCE INFORMATION

The Fund commenced operations on March 30, 2012 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Investor Class Shares | Hamlin High Dividend Equity Fund
HAMLIN HIGH DIVIDEND EQUITY FUND -- INVESTOR CLASS SHARES
FUND INVESTMENT OBJECTIVE
The Hamlin High Dividend Equity Fund (the "Fund") seeks high current income and long-term capital appreciation.
FUND FEES AND EXPENSES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class Shares Hamlin High Dividend Equity Fund
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 7 days)	0.0200

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Investor Class Shares Hamlin High Dividend Equity Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.25%
Other Expenses		1.69%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	3.20%
Less Fee Reductions and/or Expense Reimbursements		(1.69%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.51%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Investor Class Shares' average daily net assets until April 30, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares Hamlin High Dividend Equity Fund	154	828	1,527	3,387

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from March 30, 2012 (commencement of Fund operations) to December 31, 2012, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, Hamlin Capital Management, LLC ("Hamlin" or the "Adviser"), the Fund's adviser, seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser's opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

o Dividend yields approximately one and one-half times or greater than that of the S&P 500 Index;

o History of increasing dividends and/or prospects for future dividend growth;

o Low debt, ample free cash flow and attractive returns on equity;

o Attractive valuation suggesting appreciation potential; and

o Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts ("REITS") and interests in master limited partnerships ("MLPs"). The Fund may invest in companies of any market capitalizations range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects the Fund's investments in foreign companies will not exceed 25% of its assets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SECTOR RISK--Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund's shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

o	FINANCIAL SERVICES. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

o	CONSUMER STAPLES. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies' performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

o	CONSUMER DISCRETIONARY. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

o	ENERGY. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

VALUE STOCK RISK -- The Fund pursues a value approach to investing. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

MLP RISK - MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

PERFORMANCE INFORMATION

The Fund commenced operations on March 30, 2012 and therefore does not have Performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.